UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22304

Old Mutual Global Shares Trust
(Exact name of registrant as specified in charter)

10 High Street, Suite 302 Boston, MA	02110
(Address of principal executive offices)	(Zip code)
Eric G. Woodbury
10 High Street, Suite 302 Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-664-9887

Date of fiscal year end: September 30

Date of reporting period: June 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.
GLOBALSHARES FTSE EMERGING MARKETS FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Common Stocks—89.7%
	Brazil—16.0%
42,600	Banco Bradesco SA ADR	$675,636
4,500	Brasil Telecom SA ADR *	90,360
12,200	Braskem SA ADR *	172,630
14,100	BRF - Brasil Foods SA ADR	186,966
4,100	Centrais Eletricas Brasileiras SA ADR	54,776
4,800	Centrais Eletricas Brasileiras SA ADR (Preferred Shares)	75,984
2,100	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	145,992
2,900	Cia de Bebidas das Americas ADR *	292,929
2,100	Cia de Saneamento Basico do Estado de Sao Paulo ADR	86,814
9,020	Cia Energetica de Minas Gerais ADR	132,323
44,500	Cia Siderurgica Nacional SA ADR	653,705
7,800	Empresa Brasileira de Aeronautica SA ADR	163,410
7,400	Fibria Celulose SA ADR *	109,520
12,000	Gafisa SA ADR	145,320
35,500	Gerdau SA ADR	467,890
7,400	Gol Linhas Aereas Inteligentes SA ADR	89,688
59,000	Itau Unibanco Holding SA ADR	1,062,590
16,400	NET Servicos de Comunicacao SA ADR *	153,996
55,700	Petroleo Brasileiro SA ADR	1,911,624
15,300	Petroleo Brasileiro SA ADR (Preferred Shares)	455,940
7,500	Tam SA ADR	104,625
10,500	Tele Norte Leste Participacoes SA ADR	157,080
1,800	Tim Participacoes SA ADR	48,852
2,100	Ultrapar Participacoes SA ADR	99,309
70,000	Vale SA ADR	1,704,500
25,200	Vale SA ADR (Preferred Shares)	529,704
2,000	Vivo Participacoes SA ADR	51,840
		9,824,003
	Chile—1.7%
1,700	Banco Santander Chile ADR	114,053
4,200	Cia Cervecerias Unidas SA ADR	180,978
4,700	Empresa Nacional de Electricidad SA ADR	217,046
10,600	Enersis SA ADR	211,046
10,700	Lan Airlines SA ADR	198,057
4,400	Sociedad Quimica y Minera de Chile SA ADR	143,484
		1,064,664
	China—13.0%
118,000	Air China Ltd., Class H* (a)	115,719
86,000	Aluminum Corp of China Ltd., Class H * (a)	64,684
34,000	Angang Steel Co. Ltd., Class H (a)	40,341
28,000	Anhui Conch Cement Co. Ltd., Class H (a)	81,400
1,228,000	Bank of China Ltd., Class H (a)	619,509
138,000	Bank of Communications Co. Ltd., Class H (a)	145,234
11,500	Byd Co. Ltd., Class H (a)	84,582
116,000	China BlueChemical Ltd., Class H (a)	64,284
197,000	China Citic Bank Corp. Ltd., Class H (a)	124,578
99,000	China Coal Energy Co., Class H (a)	123,677
142,000	China Communications Construction Co. Ltd., Class H (a)	129,556

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

1,466,000	China Construction Bank Corp., Class H (a)	$1,180,113
53,500	China COSCO Holdings Co. Ltd., Class H * (a)	54,379
173,000	China Life Insurance Co. Ltd., Class H (a)	756,544
73,500	China Merchants Bank Co. Ltd., Class H (a)	175,828
412,495	China Minsheng Banking Corp. Ltd., Class H (a)	358,636
30,000	China National Building Material Co. Ltd., Class H (a)	47,624
73,000	China National Materials Co. Ltd., Class H (a)	43,913
70,000	China Oilfield Services Ltd., Class H (a)	81,457
410,000	China Petroleum & Chemical Corp., Class H (a)	330,708
74,000	China Railway Construction Corp. Ltd., Class H (a)	92,964
142,000	China Railway Group Ltd., Class H (a)	90,885
75,500	China Shenhua Energy Co. Ltd., Class H (a)	272,373
30,000	China Shipping Development Co. Ltd., Class H (a)	37,732
140,000	China Southern Airlines Co. Ltd., Class H * (a)	57,768
364,000	China Telecom Corp. Ltd., Class H (a)	174,863
154,000	China Unicom Hong Kong Ltd. (a)	205,980
116,000	Datang International Power Generation Co. Ltd., Class H (a)	46,788
56,000	Dongfeng Motor Group Co. Ltd., Class H (a)	64,955
29,200	Guangzhou R&F Properties Co. Ltd., Class H (a)	36,919
106,000	Huaneng Power International, Inc., Class H (a)	62,696
884,000	Industrial & Commercial Bank of China, Class H (a)	642,519
23,000	Jiangxi Copper Co. Ltd., Class H (a)	42,734
76,000	Maanshan Iron & Steel, Class H (a)	33,139
93,000	Metallurgical Corp. of China Ltd., Class H * (a)	39,884
494,000	PetroChina Co. Ltd., Class H (a)	546,378
106,000	PICC Property & Casualty Co. Ltd., Class H * (a)	100,700
46,000	Ping An Insurance Group Co. of China Ltd., Class H (a)	380,126
85,000	Sino-Ocean Land Holdings Ltd. (a)	61,056
29,600	Sinopharm Group Co., Class H (a)	107,848
18,000	Tsingtao Brewery Co. Ltd., Class H (a)	84,084
42,000	Yanzhou Coal Mining Co. Ltd., Class H (a)	80,756
108,000	Zijin Mining Group Co. Ltd., Class H (a)	80,415
		7,966,328
	Czech Republic—0.6%
5,000	CEZ AS (a)	204,089
500	Komercni Banka AS (a)	80,284
10,000	Unipetrol AS * (a)	90,680
		375,053
	Egypt—1.2%
8,463	Commercial International Bank Egypt SAE (a)	99,074
1,742	Egyptian Co. for Mobile Services (a)	51,164
13,006	Egyptian Financial Group-Hermes Holding SAE (a)	65,606
46,894	Egyptian Kuwaiti Holding Co. (a)	70,952
7,205	ElSwedy Cables Holding Co. * (a)	83,899
29,150	Ezz Steel * (a)	88,946
3,269	Orascom Construction Industries (a)	128,695
90,709	Orascom Telecom Holding SAE * (a)	78,025
69,161	Talaat Moustafa Group * (a)	88,084
		754,445

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Hong Kong—5.4%
72,000	Beijing Capital International Airport Co. Ltd., Class H (a)	$42,195
12,500	Beijing Enterprises Holdings Ltd. (a)	81,144
44,000	China Agri-Industries Holdings Ltd. (a)	50,816
26,000	China Everbright Ltd. (a)	59,161
30,000	China Merchants Holdings International Co. Ltd. (a)	99,034
132,500	China Mobile Ltd. (a)	1,316,722
96,000	China Overseas Land & Investment Ltd. (a)	178,871
36,000	China Resources Enterprise Ltd. (a)	132,528
44,000	China Resources Land Ltd. (a)	82,728
38,000	China Resources Power Holdings Co. Ltd. (a)	86,126
20,600	China Taiping Insurance Holdings Co. Ltd. * (a)	66,825
30,000	Citic Pacific Ltd. (a)	55,573
415,000	CNOOC Ltd. (a)	705,344
30,000	COSCO Pacific Ltd. (a)	35,405
148,000	Denway Motors Ltd. (a)	69,687
70,000	Kunlun Energy Co. Ltd. (a)	88,244
15,000	Shanghai Industrial Holdings Ltd. (a)	59,378
585,000	Shenzhen International Holdings Ltd. (a)	36,140
112,000	Sinofert Holdings Ltd. * (a)	44,031
174,000	Yuexiu Property Co. Ltd. * (a)	37,665
		3,327,617
	Hungary—0.9%
27,581	Magyar Telekom Telecommunications PLC (a)	75,585
3,109	MOL Hungarian Oil and Gas PLC * (a)	256,871
7,055	OTP Bank PLC * (a)	142,671
567	Richter Gedeon Nyrt. (a)	100,546
		575,673
	India—8.2%
18,400	Dr. Reddy’s Laboratories Ltd. ADR	567,640
4,600	HDFC Bank Ltd. ADR	657,662
14,300	ICICI Bank Ltd. ADR	516,802
16,500	Infosys Technologies Ltd. ADR	988,515
9,400	Patni Computer Systems Ltd. ADR	214,602
29,700	Satyam Computer Services Ltd. ADR *	152,658
5,501	State Bank of India GDR (a)	546,435
25,900	Sterlite Industries India Ltd. ADR	368,816
15,700	Tata Communications Ltd. ADR	173,014
24,500	Tata Motors Ltd. ADR	421,155
35,666	Wipro Ltd. ADR	427,992
		5,035,291
	Indonesia—2.7%
23,500	Astra Agro Lestari Tbk PT (a)	49,672
69,000	Astra International Tbk PT (a)	364,561
280,000	Bank Central Asia Tbk PT (a)	182,182
140,000	Bank Rakyat Indonesia (a)	142,136
463,000	Bumi Resources Tbk PT (a)	94,527

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

46,000	Indocement Tunggal Prakarsa Tbk PT (a)	$79,515
160,000	Indofood Sukses Makmur Tbk PT (a)	72,477
245,500	Perusahaan Gas Negara PT (a)	104,072
75,500	Semen Gresik Persero Tbk PT (a)	72,386
252,000	Telekomunikasi Indonesia Tbk PT (a)	213,599
78,500	Unilever Indonesia Tbk PT (a)	146,378
63,000	United Tractors Tbk PT (a)	129,128
		1,650,633
	Malaysia—4.9%
72,900	AMMB Holdings Bhd (a)	111,726
142,500	Axiata Group Bhd * (a)	171,397
12,700	British American Tobacco Malaysia Bhd (a)	171,726
142,800	CIMB Group Holdings Bhd (a)	307,460
83,200	Gamuda Bhd (a)	81,426
88,900	Genting Bhd (a)	194,460
185,900	Genting Malaysia Bhd (a)	155,958
56,200	IJM Corp. Bhd (a)	85,059
152,000	IOI Corp. Bhd (a)	234,267
21,200	Kuala Lumpur Kepong Bhd (a)	107,106
116,700	Malayan Banking Bhd (a)	271,303
43,000	MISC Bhd (a)	113,728
23,300	PPB Group Bhd (a)	114,519
1,075	Public Bank Bhd (a)	3,943
78,200	Public Bank Bhd (Foreign Market)(a)	288,019
115,100	Sime Darby Bhd (a)	283,122
40,200	Tenaga Nasional Bhd (a)	104,140
54,900	YTL Corp. Bhd (a)	125,213
151,300	YTL Power International Bhd (a)	103,059
		3,027,631
	Mexico—5.7%
441,700	America Movil SAB de CV, Class L	1,049,022
232,128	Cemex SAB de CV *	225,923
54,400	Fomento Economico Mexicano SAB de CV	236,019
15,000	Grupo Bimbo SAB de CV, Class A	108,270
24,700	Grupo Carso SAB de CV, Class A1	79,251
2,085	Grupo Elektra SA de CV	83,825
40,600	Grupo Financiero Banorte SAB de CV, Class O	154,404
20,200	Grupo Financiero Inbursa SA, Class O	66,631
166,800	Grupo Mexico SAB de CV, Class B	397,439
22,200	Grupo Modelo SAB de CV, Class C	110,273
65,900	Grupo Televisa SA, Class CPO	231,185
4,435	Industrias Penoles SAB de CV	87,004
17,900	Kimberly-Clark de Mexico SAB de CV, Class A	104,349
241,400	Telefonos de Mexico SAB de CV	172,182
161,000	Wal-Mart de Mexico SAB de CV, Class V	358,003
		3,463,780
	Philippines—0.9%
16,620	Ayala Corp. (a)	115,550
311,000	Ayala Land, Inc. (a)	87,687

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

10,900	Manila Electric Co. (a)	$42,934
1,760	Philippine Long Distance Telephone Co. (a)	89,997
14,990	SM Investments Corp. (a)	133,950
380,000	SM Prime Holdings, Inc. (a)	88,031
		558,149
	Poland—0.9%
1,949	Bank Pekao SA (a)	89,283
1,508	KGHM Polska Miedz SA (a)	39,129
9,903	Polski Koncern Naftowy Orlen SA * (a)	103,038
85,627	Polskie Gornictwo Naftowe I Gazownictwo SA (a)	83,000
12,704	Powszechna Kasa Oszczednosci Bank Polski SA (a)	136,116
15,774	Telekomunikacja Polska SA (a)	66,468
		517,034
	Russia—7.4%
18,430,626	Federal Grid Co. Unified Energy System JSC *	202,398
211,798	Gazprom OAO (a)	993,761
14,228	Lukoil OAO (a)	742,981
41,452	Magnitogorsk Iron & Steel Works	21,141
1,654	MMC Norilsk Nickel (a)	244,763
21,394	Mobile Telesystems OJSC (a)	157,925
20,000	NovaTek OAO	134,104
18,908	Novolipetsk Steel OJSC (a)	49,616
4,382	Polymetal *	54,775
1,955	Polyus Gold Co.	95,795
46,710	Rosneft Oil Co. (a)	252,803
9,356	Rostelecom OJSC	28,536
182,562	Sberbank of Russian Federation (a)	438,614
5,885	Severstal OAO * (a)	51,250
51,861	Sistema JSFC	41,489
754,200	Surgutneftegas OJSC	678,780
37,771	Tatneft	166,192
20,081	Uralkali	70,284
33,721,276	VTB Bank OJSC	80,931
		4,506,138
	South Africa—9.8%
8,301	ABSA Group Ltd. (a)	130,900
24,744	African Bank Investments Ltd. (a)	97,229
2,272	Anglo Platinum Ltd.* (a)	214,603
8,420	AngloGold Ashanti Ltd. (a)	363,835
6,269	ArcelorMittal South Africa Ltd. (a)	61,815
5,962	Aspen Pharmacare Holdings Ltd. * (a)	58,945
12,254	Aveng Ltd. (a)	54,786
10,796	Barloworld Ltd. (a)	57,006
10,017	Bidvest Group Ltd. (a)	158,721
99,519	FirstRand Ltd. (a)	233,221
10,764	Foschini Ltd. (a)	90,731
17,491	Gold Fields Ltd. (a)	234,852
52,436	Growthpoint Properties Ltd. (a)	106,147
11,795	Harmony Gold Mining Co Ltd. (a)	125,807

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

14,749	Impala Platinum Holdings Ltd. (a)	$343,681
8,552	Imperial Holdings Ltd. (a)	95,223
8,585	Investec Ltd. (a)	59,939
9,750	JD Group Ltd. (a)	51,268
2,254	Kumba Iron Ore Ltd. (a)	93,283
5,551	Massmart Holdings Ltd. (a)	85,180
9,215	Mondi Ltd. (a)	54,072
38,908	MTN Group Ltd. (a)	510,507
10,047	Murray & Roberts Holdings Ltd. (a)	50,625
7,555	Mvelaphanda Resources Ltd. *	44,458
8,617	Naspers Ltd., Class N (a)	290,530
4,418	Nedbank Group Ltd. (a)	68,879
41,293	Netcare Ltd. (a)	69,283
22,207	Pretoria Portland Cement Co. Ltd. (a)	91,870
8,902	Remgro Ltd. (a)	109,647
24,094	RMB Holdings Ltd. (a)	97,614
59,798	Sanlam Ltd. (a)	177,519
17,978	Sappi Ltd.* (a)	69,764
14,283	Sasol Ltd. (a)	508,022
12,798	Shoprite Holdings Ltd. (a)	137,756
34,743	Standard Bank Group Ltd. (a)	461,283
39,398	Steinhoff International Holdings Ltd. (a)	91,070
5,428	Tiger Brands Ltd. (a)	120,173
5,012	Tongaat Hulett Ltd. (a)	70,132
16,389	Truworths International Ltd. (a)	114,210
38,027	Woolworths Holdings Ltd. (a)	118,259
		5,972,845
	Taiwan—6.3%
92,300	Advanced Semiconductor Engineering, Inc. ADR	360,893
65,400	AU Optronics Corp. ADR *	580,752
44,072	Chunghwa Telecom Co. Ltd. ADR	867,778
32,977	Hon Hai Precision Industry Co. Ltd. GDR	241,392
62,000	Siliconware Precision Industries Co. ADR	331,700
118,100	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,152,656
116,000	United Microelectronics Corp. ADR	337,560
		3,872,731
	Thailand—2.4%
22,900	Bangkok Bank PCL (a)	89,542
108,600	Bank of Ayudhya PCL (a)	64,960
4,400	Banpu PCL (a)	81,493
97,200	BEC World PCL (a)	82,017
226,700	Charoen Pokphand Foods PCL (a)	141,112
26,000	Kasikornbank PCL (a)	75,592
109,800	PTT Aromatics & Refining PCL (a)	84,638
24,100	PTT Chemical PCL (a)	77,023
46,400	PTT Exploration & Production PCL (a)	203,349
30,800	PTT PCL (a)	231,560
13,800	Siam Cement PCL (a)	118,392
38,000	Siam Commercial Bank PCL (a)	94,515
71,700	Thai Oil PCL (a)	96,787
		1,440,980

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Turkey—1.7%
26,887	Akbank TAS (a)	$128,795
9,929	Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	115,902
76,097	Dogan Sirketler Grubu Holdings AS (a)	48,400
21,058	Enka Insaat ve Sanayi AS (a)	71,963
37,244	Eregli Demir ve Celik Fabrikalari TAS (a)	94,322
18,480	Haci Omer Sabanci Holding AS (a)	74,178
49,595	KOC Holding AS (a)	167,761
4,886	Tupras Turkiye Petrol Rafine AS (a)	88,635
28,759	Turkiye Garanti Bankasi AS (a)	119,692
33,154	Turkiye Is Bankasi (a)	102,612
		1,012,260
	Total Common Stocks
	(Cost $57,466,696)	54,945,255

	Exchange Traded Funds—9.1%
	Brazil—1.9%
19,000	iShares MSCI Brazil Index Fund	1,177,240

	India—3.3%
91,300	PowerShares India Portfolio	2,044,207

	Taiwan—3.9%
211,100	iShares MSCI Taiwan Index Fund	2,364,320

	Total Exchange Traded Funds
	(Cost $5,828,547)	5,585,767

	Money Market Mutual Fund—1.2%
	United States—1.2%
745,613	Dreyfus Cash Management – Institutional Shares
	(Cost $745,613)	745,613

	Right—0.0%**
	China—0.0%**
20,700	Bank of Communications Co. Ltd. *
	expires 07/07/10 at HKD 3.03
	(Cost $0)	8,293

	Total Investments
	(Cost $64,040,856) (b)—100.0%	61,284,928
	Liabilities in excess of other assets—(0.0%) **	(11,451)

	Net Assets—100.0%	$61,273,477

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND
Schedule of Investments

June 30, 2010 (Unaudited)

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
*	Non-income producing security.
**	Less than 0.05%.

(a)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2010, the value of these securities amounted to $30,612,338 or 49.96% of net assets.
(b)	At June 30, 2010, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$2,010,161	$(4,766,089)	$(2,755,928)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$24,332,917	$30,232,212	$380,126	$54,945,255
Exchange Traded Funds	5,585,767	-	-	5,585,767
Money Market Mutual Fund	745,613	-	-	745,613
Right	8,293	-	-	8,293
Total Investments	$30,672,590	$30,232,212	$380,126	$61,284,928

The security in the table above was considered Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at June 30, 2010. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.
There were no changes in the valuation techniques used during the reporting period.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.
The Fund did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stock
Balance as of December 1, 2009*	$-
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)**	(41,205)
Net Purchases / (Sales)	430,871
Realized Gain / (Loss)	(9,540)
Transfers In / (Out)	-
Balance as of June 30, 2010	$380,126

*Commencement of investment operations.
**Of which $(41,205) was included in net assets relating to securities held at the reporting period end.

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE EMERGING MARKETS FUND
Schedule of Investments

June 30, 2010 (Unaudited)

		% OF TOTAL
	VALUE	NET ASSETS
Financials	$13,991,436	22.8%
Energy	9,496,352	15.5
Materials	8,305,326	13.5
Telecommunication Services	5,792,385	9.5
Exchange Traded Funds	5,585,767	9.1
Information Technology	4,788,720	7.8
Industrials	3,776,122	6.2
Consumer Staples	3,557,605	5.8
Consumer Discretionary	2,481,837	4.1
Utilities	1,859,504	3.0
Health Care	904,261	1.5
Money Market Mutual Fund	745,613	1.2
Total value of investments	61,284,928	100.0
Liabilities in excess of other assets	(11,451)	- *
Total	$61,273,477	100.0%

* Less than 0.05%.

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Common Stocks—93.2%
	Australia—7.3%
912	AGL Energy Ltd. (a)	$11,256
5,410	Alumina Ltd. (a)	6,870
2,046	Amcor Ltd. (a)	10,942
2,890	AMP Ltd. (a)	12,586
4,400	Asciano Group * (a)	5,929
363	ASX Ltd. (a)	8,886
2,665	Australia & New Zealand Banking Group Ltd. (a)	48,032
2,030	AXA Asia Pacific Holdings Ltd. (a)	9,319
3,870	BHP Billiton Ltd. (a)	120,810
3,350	BlueScope Steel Ltd. (a)	5,844
2,121	Brambles Ltd. (a)	9,692
1,206	Coca-Cola Amatil Ltd. (a)	12,117
1,717	Commonwealth Bank of Australia (a)	69,653
1,040	Computershare Ltd. (a)	9,229
730	CSL Ltd. (a)	20,000
8,973	Dexus Property Group (a)	5,778
3,170	Fortescue Metals Group Ltd.* (a)	10,788
3,342	Foster's Group Ltd. (a)	15,884
2,722	GPT Group (a)	6,377
2,290	Harvey Norman Holdings Ltd. (a)	6,347
2,686	Incitec Pivot Ltd. (a)	6,096
3,493	Insurance Australia Group Ltd. (a)	9,970
255	Leighton Holdings Ltd. (a)	6,154
435	Macquarie Group Ltd. (a)	13,416
4,665	Mirvac Group (a)	5,112
2,410	National Australia Bank Ltd. (a)	46,756
615	Newcrest Mining Ltd. (a)	18,005
2,974	OneSteel Ltd. (a)	7,384
579	Orica Ltd. (a)	12,221
1,218	Origin Energy Ltd. (a)	15,248
1,210	QBE Insurance Group Ltd. (a)	18,424
553	Rio Tinto Ltd. (a)	30,517
1,130	Santos Ltd. (a)	11,850
405	Sims Metal Management Ltd. (a)	5,774
825	Sonic Healthcare Ltd. (a)	7,204
3,375	Stockland (a)	10,511
1,796	Suncorp-Metway Ltd. (a)	12,057
1,595	TABCORP Holdings Ltd. (a)	8,482
5,020	Telstra Corp Ltd. (a)	13,730
1,250	Toll Holdings Ltd. (a)	5,712
2,075	Transurban Group (a)	7,391
1,342	Wesfarmers Ltd. (a)	32,186
2,745	Westfield Group (a)	27,990
3,389	Westpac Banking Corp. (a)	59,942
642	Woodside Petroleum Ltd. (a)	22,392
1,436	Woolworths Ltd. (a)	32,616
385	WorleyParsons Ltd. (a)	7,108
		860,587
	Belgium—1.1%
3,115	Ageas (a)	6,943
990	Anheuser-Busch InBev NV (a)	47,680
410	Belgacom SA (a)	12,913
205	Delhaize Group SA (a)	14,901

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

1,084	Dexia SA * (a)	$3,789
210	Groupe Bruxelles Lambert SA (a)	14,586
255	KBC Groep NV * (a)	9,791
120	Solvay SA (a)	10,264
330	Umicore (a)	9,537
		130,404
	Bermuda—0.1%
500	Seadrill Ltd. (a)	9,025

	Canada—7.7%
500	Bank of Montreal	27,168
1,000	Bank of Nova Scotia	46,158
1,000	Barrick Gold Corp.	45,471
2,000	Bombardier, Inc., Class B	9,109
1,000	Brookfield Asset Management, Inc., Class A	22,651
500	Cameco Corp.	10,653
500	Canadian Imperial Bank of Commerce	31,121
500	Canadian National Railway Co.	28,707
1,000	Canadian Natural Resources Ltd.	33,247
500	Canadian Pacific Railway Ltd.	26,848
800	Cenovus Energy, Inc.	20,628
500	Enbridge, Inc.	23,328
1,000	EnCana Corp.	30,339
1,000	Goldcorp, Inc.	43,862
500	Great-West Lifeco, Inc.	11,325
500	Imperial Oil Ltd.	18,247
1,000	Kinross Gold Corp.	17,127
2,007	Manulife Financial Corp.	29,180
500	Nexen, Inc.	9,853
500	Potash Corp. of Saskatchewan, Inc.	43,142
500	Power Corp. of Canada	12,003
500	Power Financial Corp.	12,836
500	Research In Motion Ltd. *	24,622
500	Rogers Communications, Inc., Class B	16,365
1,500	Royal Bank of Canada	71,566
500	Shaw Communications, Inc., Class B	9,020
500	Shoppers Drug Mart Corp.	15,490
501	Sun Life Financial, Inc.	13,182
2,000	Suncor Energy, Inc.	58,966
1,000	Talisman Energy, Inc.	15,151
500	Teck Resources Ltd., Class B	14,812
1,000	Toronto-Dominion Bank	64,913
1,000	TransCanada Corp.	33,511
1,000	Yamana Gold, Inc.	10,276
		900,877
	China—0.4%
2,500	Alibaba.com Ltd. (a)	4,933
5,000	China Yurun Food Group Ltd. (a)	15,723
10,000	Lenovo Group Ltd. (a)	5,365
1,000	Tencent Holdings Ltd. (a)	16,567
10,000	Want Want China Holdings Ltd. (a)	8,394
		50,982

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Denmark—1.3%
5	AP Moller – Maersk A/S, Class A (a)	$38,090
190	Carlsberg A/S, Class B (a)	14,504
75	Coloplast A/S, Class B (a)	7,457
920	Danske Bank A/S * (a)	17,733
640	Novo Nordisk A/S, Class B (a)	51,794
105	Novozymes A/S, Class B (a)	11,223
285	Vestas Wind Systems A/S * (a)	11,880
		152,681
	Finland—0.9%
570	Fortum OYJ (a)	12,533
315	Metso OYJ (a)	10,112
4,410	Nokia OYJ (a)	36,005
315	Nokian Renkaat OYJ (a)	7,722
800	Sampo OYJ, Class A (a)	16,895
1,000	UPM-Kymmene OYJ (a)	13,261
225	Wartsila OYJ (a)	10,248
		106,776
	France—9.2%
350	Accor SA (a)	16,231
362	Air Liquide SA (a)	36,618
4,060	Alcatel-Lucent * (a)	10,357
380	Alstom SA (a)	17,234
200	Atos Origin SA * (a)	8,044
2,700	AXA SA (a)	41,317
1,224	BNP Paribas (a)	65,963
375	Bouygues SA (a)	14,500
295	Cap Gemini SA (a)	12,987
845	Carrefour SA (a)	33,575
641	Cie de St-Gobain (a)	23,927
335	Cie Generale de Geophysique-Veritas * (a)	5,970
187	Cie Generale des Etablissements Michelin, Class B (a)	13,051
330	Cie Generale d’Optique Essilor International SA (a)	19,643
1,200	Credit Agricole SA (a)	12,471
815	Danone (a)	43,766
320	EDF SA (a)	12,195
2,305	France Telecom SA (a)	40,047
1,905	GDF Suez (a)	54,289
300	Lafarge SA (a)	16,386
300	Lagardere SCA (a)	9,372
345	L’Oreal SA (a)	33,836
450	LVMH Moet Hennessy Louis Vuitton SA (a)	49,061
1,400	Natixis * (a)	6,090
355	Pernod-Ricard SA (a)	27,582
330	Peugeot SA * (a)	8,402
145	PPR (a)	18,043
355	Publicis Groupe SA (a)	14,185
330	Renault SA * (a)	12,253
1,155	Sanofi-Aventis SA (a)	69,679
325	Schneider Electric SA (a)	32,881
840	Societe Generale (a)	34,623
255	Sodexo (a)	14,175

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

625	Suez Environnement Co. (a)	$10,331
180	Technip SA (a)	10,341
2,750	Total SA (a)	122,962
120	Unibail-Rodamco SE (a)	19,591
86	Vallourec SA (a)	14,852
682	Veolia Environnement (a)	16,049
650	Vinci SA (a)	27,034
1,575	Vivendi SA (a)	32,061
		1,081,974
	Germany—6.4%
300	Adidas AG (a)	14,549
510	Allianz SE (a)	50,561
1,065	BASF SE (a)	58,290
960	Bayer AG (a)	53,736
395	Bayerische Motoren Werke AG (a)	19,220
1,215	Commerzbank AG * (a)	8,496
1,200	Daimler AG * (a)	60,803
740	Deutsche Bank AG (a)	41,635
275	Deutsche Boerse AG (a)	16,735
1,125	Deutsche Post AG (a)	16,430
3,690	Deutsche Telekom AG (a)	43,636
2,275	E.ON AG (a)	61,273
310	Fresenius Medical Care AG & Co KGaA (a)	16,754
240	HeidelbergCement AG (a)	11,362
1,505	Infineon Technologies AG * (a)	8,740
250	K+S AG (a)	11,508
205	Lanxess AG (a)	8,643
170	Linde AG (a)	17,905
200	MAN SE (a)	16,516
210	Metro AG (a)	10,732
225	Muenchener Rueckversicherungs AG (a)	28,299
430	RWE AG (a)	28,185
1,050	SAP AG (a)	46,769
1,035	Siemens AG (a)	92,726
535	ThyssenKrupp AG (a)	13,206
		756,709
	Guernsey—0.1%
7,340	Resolution Ltd.	6,951

	Hong Kong—2.3%
3,000	Bank of East Asia Ltd. (a)	10,822
5,000	BOC Hong Kong Holdings Ltd. (a)	11,387
10,000	Chaoda Modern Agriculture Holdings Ltd. (a)	9,752
2,500	CLP Holdings Ltd. (a)	18,095
2,000	Esprit Holdings Ltd. (a)	10,742
20,000	GOME Electrical Appliances Holdings Ltd. * (a)	6,035
5,000	Hang Lung Properties Ltd. (a)	19,124
1,000	Hang Seng Bank Ltd. (a)	13,370
2,500	Hengan International Group Co. Ltd. (a)	20,243
5,500	Hong Kong & China Gas Co. Ltd. (a)	13,600
1,500	Hong Kong Exchanges and Clearing Ltd. (a)	23,394
2,500	Hongkong Electric Holdings Ltd. (a)	14,890
5,000	Hutchison Whampoa Ltd. (a)	30,769

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

2,500	Kingboard Chemical Holdings Ltd. (a)	$10,733
5,000	Link REIT (a)	12,406
5,000	New World Development Ltd. (a)	8,117
7,727	Noble Group Ltd. (a)	9,361
2,500	Swire Pacific Ltd. (a)	28,378
		271,218
	Ireland—0.4%
1,520	Experian PLC (a)	13,236
860	Shire PLC (a)	17,666
1,805	WPP PLC (a)	17,027
		47,929
	Italy—2.9%
1,925	Assicurazioni Generali SpA (a)	33,623
693	Atlantia SpA (a)	12,302
1,250	Banco Popolare SC (a)	6,865
8,180	Enel SpA (a)	34,694
3,125	ENI SpA (a)	57,459
1,145	Fiat SpA (a)	11,781
895	Finmeccanica SpA (a)	9,294
10,875	Intesa Sanpaolo SpA (a)	28,689
1,960	Mediaset SpA (a)	11,164
1,110	Mediobanca SpA (a)	8,282
4,705	Parmalat SpA (a)	10,954
495	Saipem SpA (a)	15,102
2,685	Snam Rete Gas SpA (a)	10,733
22,340	Telecom Italia SpA (a)	24,713
22,555	UniCredit SpA (a)	49,976
1,175	Unione di Banche Italiane SCPA (a)	10,134
		335,765
	Japan—15.8%
1,000	Aeon Co. Ltd. (a)	10,572
500	Asahi Breweries Ltd. (a)	8,463
500	Astellas Pharma, Inc. (a)	16,739
1,000	Bridgestone Corp. (a)	15,799
500	Brother Industries Ltd. (a)	5,186
1,500	Canon, Inc. (a)	55,857
1,000	Chubu Electric Power Co., Inc. (a)	24,795
500	Chugoku Electric Power Co., Inc. (a)	10,290
5,000	Cosmo Oil Co. Ltd. (a)	11,929
500	Credit Saison Co. Ltd. (a)	5,229
500	Daiichi Sankyo Co. Ltd. (a)	8,925
500	Daikin Industries Ltd. (a)	15,232
5,000	Daishi Bank Ltd. (a)	16,391
5,000	Daiwa Securities Group, Inc. (a)	21,091
500	Denso Corp. (a)	13,808
500	East Japan Railway Co. (a)	33,266
500	Eisai Co. Ltd. (a)	16,576
500	Electric Power Development Co. Ltd. (a)	15,846
500	FUJIFILM Holdings Corp. (a)	14,437
5,000	Hankyu Hanshin Holdings, Inc. (a)	22,046

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

5,000	Hitachi Ltd. (a)	$18,146
500	Hokuriku Electric Power Co. (a)	10,955
1,500	Honda Motor Co. Ltd.	44,022
500	Hoya Corp. (a)	10,630
1,000	Isetan Mitsukoshi Holdings Ltd. (a)	9,740
500	Izumi Co. Ltd. (a)	6,700
10	Japan Tobacco, Inc. (a)	31,085
500	JFE Holdings, Inc. (a)	15,455
500	JTEKT Corp. (a)	4,620
2,500	JX Holdings, Inc. *	12,346
500	Kagome Co. Ltd. (a)	9,067
1,000	Kansai Electric Power Co., Inc. (a)	24,368
500	Kao Corp. (a)	11,754
5	KDDI Corp. (a)	23,813
5,000	Keihan Electric Railway Co. Ltd. (a)	20,794
5,000	Kobe Steel Ltd. (a)	9,516
1,500	Komatsu Ltd. (a)	26,986
500	Kyushu Electric Power Co., Inc. (a)	11,204
1,000	Marui Group Co. Ltd. (a)	6,730
2,500	Mitsubishi Chemical Holdings Corp. (a)	11,401
1,500	Mitsubishi Corp. (a)	31,006
5,000	Mitsubishi Heavy Industries Ltd. (a)	17,234
5,000	Mitsubishi Materials Corp. (a)	13,279
5,000	Mitsubishi Motors Corp. * (a)	6,320
16,500	Mitsubishi UFJ Financial Group, Inc. (a)	74,859
1,500	Mitsui & Co. Ltd. (a)	17,484
13,500	Mizuho Financial Group, Inc. (a)	22,132
500	MS&AD Insurance Group Holdings (a)	10,693
500	Murata Manufacturing Co. Ltd. (a)	23,825
5,000	Nagoya Railroad Co. Ltd. (a)	14,366
5,000	NEC Corp. (a)	12,968
500	Nikon Corp. (a)	8,610
200	Nintendo Co. Ltd. (a)	58,672
5,000	Nippon Steel Corp. (a)	16,513
1,000	Nippon Telegraph & Telephone Corp. (a)	40,701
5,000	Nishi-Nippon Railroad Co. Ltd. (a)	20,176
2,500	Nissan Motor Co. Ltd. (a)	17,406
4,000	Nomura Holdings., Inc. (a)	21,835
500	Nomura Research Institute Ltd. (a)	10,606
20	NTT DoCoMo, Inc. (a)	30,260
500	Olympus Corp. (a)	11,834
500	Omron Corp. (a)	10,890
150	ORIX Corp. (a)	10,858
5,000	Osaka Gas Co. Ltd. (a)	18,020
2,500	Panasonic Corp. (a)	31,191
500	Resona Holdings, Inc. (a)	6,097
5,000	Sanyo Electric Co. Ltd. * (a)	6,428
35	SBI Holdings, Inc. (a)	4,344
500	Secom Co. Ltd. (a)	22,184
1,000	Seven & I Holdings Co. Ltd. (a)	22,892
500	Shikoku Electric Power Co., Inc. (a)	14,288
500	Shin-Etsu Chemical Co. Ltd. (a)	23,228
500	Shionogi & Co. Ltd. (a)	10,357
500	Shiseido Co. Ltd. (a)	11,011
500	Softbank Corp. (a)	13,250
4,500	Sojitz Corp. (a)	7,027
1,500	Sony Corp. (a)	39,976

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

5,000	Sotetsu Holdings, Inc. (a)	$22,178
1,500	Sumitomo Corp. (a)	14,968
1,000	Sumitomo Electric Industries Ltd. (a)	11,644
5,000	Sumitomo Metal Industries Ltd. (a)	11,296
1,500	Sumitomo Mitsui Financial Group, Inc. (a)	42,418
500	Suzuki Motor Corp. (a)	9,804
500	T&D Holdings, Inc. (a)	10,682
1,000	Takeda Pharmaceutical Co. Ltd. (a)	42,916
500	Tohoku Electric Power Co., Inc. (a)	10,725
1,000	Tokio Marine Holdings, Inc. (a)	26,268
1,500	Tokyo Electric Power Co., Inc. (a)	40,771
5,000	Tokyo Gas Co. Ltd. (a)	22,806
5,000	Toshiba Corp. (a)	24,747
3,000	Toyota Motor Corp. (a)	102,988
150	USS Co. Ltd. (a)	10,706
75	Yahoo! Japan Corp. (a)	29,868
500	Yakult Honsha Co. Ltd. (a)	13,590
150	Yamada Denki Co. Ltd. (a)	9,793
		1,852,797
	Luxembourg—0.5%
1,350	ArcelorMittal (a)	36,270
700	SES SA (a)	14,582
635	Tenaris SA (a)	10,971
		61,823
	Macau—0.1%
4,000	Sands China Ltd. * (a)	5,912

	Netherlands—3.9%
2,160	Aegon NV * (a)	11,493
290	Akzo Nobel NV (a)	15,098
570	ASML Holding NV (a)	15,713
560	European Aeronautic Defence and Space Co. NV * (a)	11,448
315	Heineken NV (a)	13,374
4,555	ING Groep NV * (a)	33,766
1,305	Koninklijke Ahold NV (a)	16,170
249	Koninklijke DSM NV (a)	9,915
1,870	Koninklijke KPN NV (a)	23,876
1,099	Koninklijke Philips Electronics NV (a)	32,874
490	QIAGEN NV * (a)	9,549
1,063	Reed Elsevier NV (a)	11,787
4,449	Royal Dutch Shell PLC, Class A (a)	112,424
3,037	Royal Dutch Shell PLC, Class B (a)	73,505
462	TNT NV (a)	11,656
1,687	Unilever NV (a)	46,148
584	Wolters Kluwer NV (a)	11,218
		460,014
	Norway—0.8%
2,000	DnB NOR ASA (a)	19,250
2,000	Norsk Hydro ASA (a)	9,038

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

2,000	Orkla ASA (a)	$12,799
1,500	Statoil ASA (a)	28,918
1,000	Telenor ASA (a)	12,606
250	Yara International ASA (a)	7,032
		89,643
	Papua N. Guinea—0.1%
1,977	Oil Search Ltd. (a)	9,127

	Singapore—1.1%
5,000	CapitaLand Ltd. (a)	12,779
20,000	Golden Agri-Resources Ltd. (a)	7,515
5,000	Oversea-Chinese Banking Corp. Ltd. (a)	31,558
5,000	Singapore Exchange Ltd. (a)	26,281
5,000	Singapore Press Holdings Ltd. (a)	13,490
10,000	Singapore Telecommunications Ltd. (a)	21,669
5,000	Wilmar International Ltd. (a)	20,505
		133,797
	Spain—3.8%
805	Abertis Infraestructuras SA (a)	11,590
760	Acerinox SA (a)	11,830
425	ACS Actividades de Construccion y Servicios SA (a)	15,645
4,355	Banco Bilbao Vizcaya Argentaria SA (a)	44,944
3,026	Banco de Sabadell SA (a)	13,726
1,700	Banco Popular Espanol SA (a)	8,631
9,415	Banco Santander SA (a)	98,894
3,330	Criteria Caixacorp SA (a)	13,641
1,155	Ferrovial SA (a)	7,483
650	Gamesa Corp. Tecnologica SA (a)	5,591
710	Gas Natural SDG SA (a)	10,277
565	Grifols SA (a)	5,785
6,345	Iberdrola SA (a)	35,732
360	Inditex SA (a)	20,562
670	Indra Sistemas SA (a)	10,730
1,560	Repsol YPF SA (a)	31,534
5,205	Telefonica SA (a)	96,583
		443,178
	Sweden—2.6%
615	Assa Abloy AB, Class B (a)	12,317
1,350	Atlas Copco AB, Class B (a)	17,857
540	Electrolux AB, Series B (a)	12,369
700	Hennes & Mauritz AB, Class B (a)	19,276
1,220	Industrivarden AB, Class A (a)	13,612
730	Investor AB, Class B (a)	11,832
4,655	Nordea Bank AB (a)	38,462
1,560	Sandvik AB (a)	19,066
2,710	Skandinaviska Enskilda Banken AB, Class A (a)	14,387
660	SSAB AB, Class B (a)	7,938
880	Svenska Cellulosa AB, Class B (a)	10,370
775	Svenska Handelsbanken AB, Class A (a)	18,997
980	Swedbank AB, Class A * (a)	9,011
620	Swedish Match AB (a)	13,575

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

3,760	Telefonaktiebolaget LM Ericsson, Class B (a)	$41,789
2,640	TeliaSonera AB (a)	16,997
2,605	Volvo AB, Class A * (a)	27,498
		305,353
	Switzerland—7.9%
2,785	ABB Ltd. * (a)	48,467
205	Actelion Ltd. * (a)	7,672
260	Adecco SA (a)	12,398
110	Baloise Holding AG (a)	7,653
760	Cie Financiere Richemont SA (a)	26,521
1,365	Credit Suisse Group AG (a)	51,296
740	GAM Holding Ltd. * (a)	7,993
85	Geberit AG (a)	13,219
15	Givaudan SA (a)	12,734
315	Holcim Ltd. (a)	21,077
385	Julius Baer Group Ltd. (a)	10,972
125	Lonza Group AG (a)	8,319
4,175	Nestle SA (a)	201,221
285	Nobel Biocare Holding AG (a)	4,904
2,590	Novartis AG (a)	125,462
805	Roche Holding AG (a)	110,750
10	SGS SA (a)	13,490
100	Sonova Holding AG (a)	12,266
1,485	STMicroelectronics NV (a)	11,814
70	Swatch Group AG (a)	19,733
70	Swiss Life Holding AG (a)	6,687
460	Swiss Reinsurance Co. Ltd. (a)	18,892
40	Swisscom AG (a)	13,555
120	Syngenta AG (a)	27,709
4,255	UBS AG * (a)	56,343
2,600	Xstrata PLC (a)	34,092
175	Zurich Financial Services AG (a)	38,555
		923,794
	United Kingdom—16.3%
1,830	3i Group PLC (a)	7,227
1,565	Anglo American PLC * (a)	54,606
1,670	AstraZeneca PLC (a)	78,839
385	Autonomy Corp. PLC * (a)	10,509
3,521	Aviva PLC (a)	16,385
4,290	BAE Systems PLC (a)	19,993
13,262	Barclays PLC (a)	53,006
3,860	BG Group PLC (a)	57,486
2,545	BHP Billiton PLC (a)	66,076
21,344	BP PLC * (a)	102,314
2,384	British American Tobacco PLC (a)	75,759
1,440	British Land Co. PLC (a)	9,314
1,994	British Sky Broadcasting Group PLC (a)	20,849
9,860	BT Group PLC (a)	19,058
905	Burberry Group PLC (a)	10,234
4,425	Cable & Wireless Communications PLC	3,823
4,425	Cable & Wireless Worldwide PLC	5,733
2,090	Cairn Energy PLC * (a)	12,857
1,225	Capita Group PLC (a)	13,514

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

1,160	Capital & Counties Properties PLC *	$1,883
1,160	Capital Shopping Centres Group PLC (a)	5,366
335	Carnival PLC (a)	10,866
5,925	Centrica PLC (a)	26,182
2,470	Compass Group PLC (a)	18,816
3,020	Diageo PLC (a)	47,501
655	Eurasian Natural Resources Corp. PLC (a)	8,346
3,205	G4S PLC (a)	12,724
5,960	GlaxoSmithKline PLC (a)	101,341
1,460	Hammerson PLC (a)	7,453
2,065	Home Retail Group PLC (a)	6,566
19,790	HSBC Holdings PLC (a)	181,038
1,245	Imperial Tobacco Group PLC (a)	34,833
805	Inmarsat PLC (a)	8,547
2,330	International Power PLC (a)	10,422
7,600	ITV PLC * (a)	5,687
2,725	J Sainsbury PLC (a)	13,019
410	Johnson Matthey PLC (a)	9,121
4,193	Kingfisher PLC (a)	13,152
1,106	Land Securities Group PLC (a)	9,165
8,365	Legal & General Group PLC (a)	9,763
42,015	Lloyds Banking Group PLC * (a)	33,214
260	Lonmin PLC * (a)	5,436
2,765	Man Group PLC (a)	9,178
2,470	Marks & Spencer Group PLC (a)	12,185
3,025	National Grid PLC (a)	22,115
375	Next PLC (a)	11,195
1,162	Pearson PLC (a)	15,303
2,990	Prudential PLC (a)	22,583
790	Reckitt Benckiser Group PLC (a)	36,796
1,845	Reed Elsevier PLC (a)	13,699
1,772	Rio Tinto PLC (a)	77,921
2,445	Rolls-Royce Group PLC * (a)	20,435
220,050	Rolls-Royce Group PLC, Class C *	329
21,277	Royal Bank of Scotland Group PLC * (a)	12,975
5,923	RSA Insurance Group PLC (a)	10,521
1,420	SABMiller PLC (a)	39,871
3,125	Sage Group PLC (a)	10,766
471	Schroders PLC (a)	8,488
1,180	Scottish & Southern Energy PLC (a)	19,678
1,425	Segro PLC (a)	5,380
1,345	Smith & Nephew PLC (a)	12,724
725	Smiths Group PLC (a)	11,558
2,385	Standard Chartered PLC (a)	58,153
3,590	Standard Life PLC (a)	9,290
8,655	Tesco PLC (a)	48,892
1,085	Tullow Oil PLC (a)	16,161
1,544	Unilever PLC (a)	41,329
1,245	United Utilities Group PLC (a)	9,756
59,060	Vodafone Group PLC (a)	121,855
3,495	WM Morrison Supermarkets PLC (a)	13,829
405	Wolseley PLC * (a)	8,050
		1,919,038

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	United States—0.2%
500	Brookfield Properties Corp.	$7,034
500	Thomson Reuters Corp.	17,927
		24,961
	Total Common Stocks
	(Cost $12,247,333)	10,941,315

	Exchange Traded Fund—4.8%
	South Korea —4.8%
12,500	iShares MSCI South Korea Index Fund
	(Cost $584,200)	558,875

	Money Market Mutual Fund—2.3%
	United States—2.3%
275,140	Dreyfus Cash Management – Institutional Shares
	(Cost $275,140)	275,140

	Preferred Stocks—0.4%
	Germany —0.4%
165	Fresenius SE (a)	10,917
325	Henkel AG & Co. KGaA (a)	15,897
135	Porsche Automobil Holding SE (a)	5,781
150	Volkswagen AG (a)	13,185

	Total Preferred Stocks
	(Cost $46,172)	45,780

	Right—0.0%**
	Norway—0.0%**
608	Norsk Hydro ASA *
	expires 07/07/10 at NOK 4.21
	(Cost $0)	314

	Warrant—0.0%**
	Hong Kong—0.0%**
250	Kingboard Chemical Holdings Ltd. *(a)
	expires 10/31/12 at HKD 40.00
	(Cost $0)	98

	Total Investments
	(Cost $13,152,845) (b)—100.7%	11,821,522
	Liabilities in excess of other assets—(0.7%)	(86,153)

	Net Assets—100.0%	$11,735,369

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

*	Non-income producing security.
**	Less than 0.05%.

(a)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2010, the value of these securities amounted to $9,986,268 or 85.10% of net assets.
(b)	At June 30, 2010, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$138,515	$(1,469,838)	$(1,331,323)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,000,925	$9,940,390	$-	$10,941,315
Exchange Traded Fund	558,875	-	-	558,875
Money Market Mutual Fund	275,140	-	-	275,140
Preferred Stocks	-	45,780	-	45,780
Right	314	-	-	314
Warrant	-	98	-	98
Total Investments	$1,835,254	$9,986,268	$-	$11,821,522

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.
The Fund did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE DEVELOPED COUNTRIES EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

		% OF TOTAL
	VALUE	NET ASSETS
Financials	$2,743,916	23.4%
Consumer Staples	1,204,602	10.3
Industrials	1,162,146	9.9
Materials	1,153,756	9.8
Consumer Discretionary	1,040,642	8.9
Energy	1,010,952	8.6
Health Care	859,808	7.3
Utilities	636,353	5.4
Telecommunication Services	603,730	5.1
Information Technology	571,602	4.9
Exchange Traded Fund	558,875	4.8
Money Market Mutual Fund	275,140	2.3
Total value of investments	11,821,522	100.7
Liabilities in excess of other assets	(86,153)	(0.7)
Total	$11,735,369	100.0%
See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Common Stocks—91.9%
	Australia—4.0%
202	AGL Energy Ltd. (a)	$2,493
282	Amcor Ltd. (a)	1,508
444	AMP Ltd. (a)	1,934
848	Asciano Group * (a)	1,143
26	ASX Ltd. (a)	636
502	Australia & New Zealand Banking Group Ltd. (a)	9,048
606	BHP Billiton Ltd. (a)	18,917
558	BlueScope Steel Ltd. (a)	973
132	Boral Ltd. (a)	531
296	Brambles Ltd. (a)	1,353
232	Coca-Cola Amatil Ltd. (a)	2,331
14	Cochlear Ltd. (a)	875
322	Commonwealth Bank of Australia (a)	13,063
234	Computershare Ltd. (a)	2,077
82	Crown Ltd. (a)	533
116	CSL Ltd. (a)	3,178
254	Downer EDI Ltd. (a)	764
338	Fortescue Metals Group Ltd. * (a)	1,150
392	Foster's Group Ltd. (a)	1,863
2,452	Goodman Group (a)	1,301
558	GPT Group (a)	1,307
201	Incitec Pivot Ltd. (a)	456
468	Insurance Australia Group Ltd. (a)	1,336
28	Leighton Holdings Ltd. (a)	676
84	Lend Lease Group (a)	513
62	Macquarie Group Ltd. (a)	1,912
288	Metcash Ltd. (a)	1,016
424	National Australia Bank Ltd. (a)	8,226
96	Newcrest Mining Ltd. (a)	2,811
222	OneSteel Ltd. (a)	551
65	Orica Ltd. (a)	1,372
248	Origin Energy Ltd. (a)	3,105
196	QBE Insurance Group Ltd. (a)	2,984
78	Rio Tinto Ltd. (a)	4,304
212	Santos Ltd. (a)	2,223
86	Sonic Healthcare Ltd. (a)	751
418	Stockland (a)	1,302
248	Suncorp-Metway Ltd. (a)	1,665
138	TABCORP Holdings Ltd. (a)	734
582	Telstra Corp Ltd. (a)	1,592
122	Toll Holdings Ltd. (a)	558
152	Transurban Group (a)	541
232	Wesfarmers Ltd. (a)	5,564
458	Westfield Group (a)	4,670
621	Westpac Banking Corp. (a)	10,984
100	Woodside Petroleum Ltd. (a)	3,488
256	Woolworths Ltd. (a)	5,815
32	WorleyParsons Ltd. (a)	591
		136,718

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Austria—0.2%
52	Erste Group Bank AG (a)	$1,653
276	Immoeast AG * (a)	0
414	IMMOFINANZ AG * (a)	1,065
52	OMV AG (a)	1,564
140	Telekom Austria AG (a)	1,559
58	Voestalpine AG (a)	1,582
		7,423
	Belgium—0.6%
676	Ageas (a)	1,507
150	Anheuser-Busch InBev NV (a)	7,224
100	Belgacom SA (a)	3,149
42	Delhaize Group SA (a)	3,053
48	Groupe Bruxelles Lambert SA (a)	3,334
28	KBC Groep NV * (a)	1,075
58	UCB SA (a)	1,824
24	Umicore (a)	694
		21,860
	Bermuda—0.1%
200	Marvell Technology Group Ltd.*	3,152

	Canada—3.0%
200	Bank of Montreal	10,867
200	Bank of Nova Scotia	9,232
200	Barrick Gold Corp.	9,094
200	Bombardier, Inc., Class A	917
200	Cenovus Energy, Inc.	5,157
200	EnCana Corp.	6,068
200	Goldcorp, Inc.	8,772
200	Kinross Gold Corp.	3,425
300	Manulife Financial Corp.	4,362
300	Royal Bank of Canada	14,312
300	Suncor Energy, Inc.	8,845
200	Talisman Energy, Inc.	3,030
200	Toronto-Dominion Bank	12,983
200	TransCanada Corp.	6,702
		103,766
	China—1.6%
1,000	Alibaba.com Ltd.* (a)	1,973
1,000	BBMG Corp., Class H (a)	1,033
4,000	China Communications Services Corp. Ltd., Class H (a)	1,933
10,000	China Construction Bank Corp., Class H (a)	8,050
1,000	China COSCO Holdings Co. Ltd., Class H * (a)	1,016
4,000	China Eastern Airlines Corp. Ltd., Class H * (a)	1,727
2,000	China Longyuan Power Group Corp., Class H * (a)	1,836
1,200	China Minsheng Banking Corp. Ltd., Class H (a)	1,043
2,000	China Molybdenum Co. Ltd., Class H (a)	1,121
2,000	China National Materials Co. Ltd., Class H (a)	1,203
400	China Pacific Insurance Group Co. Ltd., Class H (a)	1,583

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

1,000	China Railway Construction Corp. Ltd., Class H (a)	$1,256
4,000	China Shipping Container Lines Co. Ltd., Class H * (a)	1,415
2,000	China South Locomotive and Rolling Stock Corp., Class H (a)	1,367
4,000	China Southern Airlines Co. Ltd., Class H * (a)	1,651
1,600	China Zhongwang Holdings Ltd. (a)	1,013
4,000	Country Garden Holdings Co. (a)	1,060
4,000	Datang International Power Generation Co. Ltd., Class H (a)	1,613
800	Dongfang Electric Corp. Ltd., Class H (a)	2,461
2,000	Fosun International (a)	1,397
800	Guangzhou R&F Properties Co. Ltd., Class H (a)	1,011
2,000	Hidili Industry International Development Ltd. (a)	1,473
4,000	Huaneng Power International, Inc., Class H (a)	2,366
4,000	Maanshan Iron & Steel, Class H (a)	1,744
2,000	Metallurgical Corp. of China Ltd., Class H * (a)	858
1,000	Parkson Retail Group Ltd. (a)	1,686
4,000	Renhe Commercial Holdings Co. Ltd. (a)	828
14,000	Semiconductor Manufacturing International Corp.* (a)	1,113
4,000	Shanghai Electric Group Co. Ltd., Class H (a)	1,774
2,000	Shui On Land Ltd. (a)	861
1,000	Sino-Ocean Land Holdings Ltd. (a)	718
4,000	Sinopec Shanghai Petrochemical Co. Ltd., Class H (a)	1,515
2,000	Soho China Ltd. (a)	1,157
600	ZTE Corp., Class H (a)	1,822
		54,677
	Denmark—0.4%
22	Carlsberg A/S, Class B (a)	1,679
134	Danske Bank A/S * (a)	2,583
10	FLSmidth & Co. A/S (a)	646
100	Novo Nordisk A/S, Class B (a)	8,093
34	Vestas Wind Systems A/S * (a)	1,417
		14,418
	Finland—0.6%
102	Fortum OYJ (a)	2,243
72	Kone OYJ, Class B (a)	2,872
70	Metso OYJ (a)	2,247
652	Nokia OYJ (a)	5,323
206	Sampo OYJ, Class A (a)	4,351
88	Stora Enso OYJ, Class R (a)	637
110	UPM-Kymmene OYJ (a)	1,459
48	Wartsila OYJ (a)	2,186
		21,318
	France—4.9%
34	Accor SA (a)	1,577
49	Air Liquide SA (a)	4,957
350	Alcatel-Lucent * (a)	893
52	Alstom SA (a)	2,358
410	AXA SA (a)	6,274
194	BNP Paribas (a)	10,455

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

50	Bouygues SA (a)	$1,933
24	Cap Gemini SA (a)	1,057
128	Carrefour SA (a)	5,086
24	Christian Dior SA (a)	2,307
92	Cie de St-Gobain (a)	3,434
20	Cie Generale de Geophysique-Veritas * (a)	356
20	Cie Generale des Etablissements Michelin (a)	1,396
52	Cie Generale d'Optique Essilor International SA (a)	3,095
152	Credit Agricole SA (a)	1,580
114	Danone (a)	6,122
50	EDF SA (a)	1,906
12	Eiffage SA (a)	522
360	France Telecom SA (a)	6,255
300	GDF Suez (a)	8,549
22	Hermes International (a)	2,921
40	Lafarge SA (a)	2,185
20	Lagardere SCA (a)	625
62	Legrand SA (a)	1,841
66	L'Oreal SA (a)	6,473
70	LVMH Moet Hennessy Louis Vuitton SA (a)	7,632
286	Natixis * (a)	1,244
46	Pernod-Ricard SA (a)	3,574
26	Peugeot SA * (a)	662
20	PPR (a)	2,489
28	Renault SA * (a)	1,040
88	Safran SA (a)	2,459
184	Sanofi-Aventis SA (a)	11,100
50	Schneider Electric SA (a)	5,058
78	SCOR SE (a)	1,492
134	Societe Generale (a)	5,523
36	Sodexo (a)	2,001
108	Suez Environnement Co. (a)	1,785
32	Technip SA (a)	1,838
446	Total SA (a)	19,942
22	Unibail-Rodamco SE (a)	3,592
12	Vallourec SA (a)	2,072
76	Veolia Environnement (a)	1,788
90	Vinci SA (a)	3,743
224	Vivendi SA (a)	4,560
		167,751
	Germany—3.4%
32	Adidas AG (a)	1,552
84	Allianz SE (a)	8,328
160	BASF SE (a)	8,757
148	Bayer AG (a)	8,284
46	Bayerische Motoren Werke AG (a)	2,238
32	Beiersdorf AG	1,770
150	Commerzbank AG * (a)	1,049
172	Daimler AG * (a)	8,715
106	Deutsche Bank AG (a)	5,964
32	Deutsche Boerse AG (a)	1,947
146	Deutsche Post AG (a)	2,132
618	Deutsche Telekom AG (a)	7,308

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

358	E.ON AG (a)	$9,642
60	Fresenius Medical Care AG & Co. KGaA (a)	3,243
32	GEA Group AG (a)	638
32	HeidelbergCement AG (a)	1,515
84	Henkel AG & Co KGaA (a)	3,444
8	Hochtief AG (a)	478
150	Infineon Technologies AG * (a)	871
26	K+S AG (a)	1,197
20	Linde AG (a)	2,107
26	MAN SE (a)	2,147
24	Metro AG (a)	1,227
38	Muenchener Rueckversicherungs AG (a)	4,779
72	RWE AG (a)	4,719
172	SAP AG (a)	7,661
162	Siemens AG (a)	14,514
60	ThyssenKrupp AG (a)	1,481
		117,707
	Hong Kong—0.7%
400	Bank of East Asia Ltd. (a)	1,443
2,000	China Dongxiang Group Co. (a)	1,333
400	China Taiping Insurance Holdings Co. Ltd. * (a)	1,298
4,000	China Travel International Inv HK * (a)	849
8,000	GCL Poly Energy Holdings Ltd. * (a)	1,511
4,000	GOME Electrical Appliances Holdings Ltd. * (a)	1,207
200	Hong Kong Exchanges and Clearing Ltd. (a)	3,119
2,000	Huabao International Holdings Ltd. (a)	2,556
2,000	KWG Property Holding Ltd. (a)	1,230
2,000	Lee & Man Paper Manufacturing Ltd. (a)	1,470
2,000	Poly Hong Kong Investments Ltd. (a)	1,960
20,000	Shenzhen International Holdings Ltd. (a)	1,236
4,000	Shenzhen Investment Ltd. (a)	1,147
1,000	Shimao Property Holdings Ltd. (a)	1,551
4,000	Sinofert Holdings Ltd. * (a)	1,573
1,000	Techtronic Industries Co. (a)	779
4,000	Yuexiu Property Co. Ltd. * (a)	866
		25,128
	Hungary—0.1%
24	MOL Hungarian Oil and Gas PLC * (a)	1,983
74	OTP Bank PLC * (a)	1,496
		3,479
	Indonesia—0.5%
6,000	Aneka Tambang Tbk PT (a)	1,266
1,000	Astra International Tbk PT (a)	5,283
5,000	Bank Central Asia Tbk PT (a)	3,253
2,000	Bank Rakyat Indonesia (a)	2,031
3,000	Bumi Resources Tbk PT (a)	612
4,000	International Nickel Indonesia Tbk PT (a)	1,633
2,000	Perusahaan Gas Negara PT (a)	848
2,000	Telekomunikasi Indonesia Tbk PT (a)	1,695

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

1,000	Unilever Indonesia Tbk PT (a)	$1,865
		18,486
	Ireland—0.6%
200	Accenture PLC, Class A	7,730
680	Allied Irish Banks PLC * (a)	721
112	CRH PLC (a)	2,311
332	Experian PLC (a)	2,891
818	Governor & Co. of the Bank of Ireland * (a)	660
58	James Hardie Industries SE * (a)	301
150	Shire PLC (a)	3,081
348	WPP PLC (a)	3,283
		20,978
	Israel—0.5%
122	Africa Israel Investments Ltd. * (a)	580
122	Delek Automotive Systems Ltd. (a)	1,247
62	Elbit Imaging Ltd. * (a)	900
114	Hot Telecommunication System Ltd. * (a)	992
50	Koor Industries Ltd. (a)	881
42	NICE Systems Ltd. * (a)	1,068
2,496	Oil Refineries Ltd. (a)	1,041
184	Ormat Industries (a)	1,363
16	Property & Building Corp. * (a)	1,129
140	Teva Pharmaceutical Industries Ltd. (a)	7,326
		16,527
	Italy—1.2%
238	Assicurazioni Generali SpA (a)	4,157
81	Atlantia SpA (a)	1,438
1,118	Enel SpA (a)	4,742
476	ENI SpA (a)	8,752
102	Fiat SpA (a)	1,049
60	Finmeccanica SpA (a)	623
1,492	Intesa Sanpaolo SpA (a)	3,936
74	Saipem SpA (a)	2,258
1,850	Telecom Italia SpA (a)	2,046
1,722	Telecom Italia SpA (RSP) (a)	1,576
3,452	UniCredit SpA (a)	7,649
188	Unione di Banche Italiane SCPA (a)	1,621
		39,847
	Japan—6.9%
100	Acom Co. Ltd. (a)	1,291
200	Alps Electric Co. Ltd. (a)	1,711
200	Bridgestone Corp. (a)	3,160
200	Canon, Inc. (a)	7,448
200	Casio Computer Co. Ltd. (a)	1,200
200	Chubu Electric Power Co., Inc. (a)	4,959
200	Culture Convenience Club Co. Ltd. (a)	934
200	Daiichi Sankyo Co. Ltd. (a)	3,570

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

200	Denso Corp. (a)	$5,523
200	FUJIFILM Holdings Corp. (a)	5,775
1,000	Haseko Corp. * (a)	791
200	Honda Motor Co. Ltd.	5,870
200	Isetan Mitsukoshi Holdings Ltd. (a)	1,948
2	Japan Tobacco, Inc. (a)	6,217
200	JFE Holdings, Inc. (a)	6,182
200	Kansai Electric Power Co., Inc. (a)	4,874
200	Kao Corp. (a)	4,702
200	Komatsu Ltd. (a)	3,598
200	Kyushu Electric Power Co., Inc. (a)	4,482
200	Leopalace21 Corp. * (a)	622
200	Marui Group Co. Ltd. (a)	1,346
200	Mitsubishi Corp. (a)	4,134
2,600	Mitsubishi UFJ Financial Group, Inc. (a)	11,796
200	Mitsui & Co. Ltd. (a)	2,331
2,200	Mizuho Financial Group., Inc. (a)	3,607
200	Nippon Telegraph & Telephone Corp. (a)	8,140
400	Nissan Motor Co. Ltd. (a)	2,785
800	Nomura Holdings, Inc. (a)	4,367
4	NTT DoCoMo, Inc. (a)	6,052
2	NTT Urban Development Corp. (a)	1,588
20	ORIX Corp. (a)	1,448
400	Panasonic Corp. (a)	4,991
100	Promise Co. Ltd. * (a)	673
200	Renesas Electronics Corp. * (a)	1,715
200	Resona Holdings, Inc. (a)	2,439
200	Seven & I Holdings Co. Ltd. (a)	4,578
2,000	Sharp Corp. (a)	21,079
2,000	Shinsei Bank Ltd. (a)	1,689
200	Softbank Corp. (a)	5,300
400	Sojitz Corp. (a)	625
200	Sony Corp. (a)	5,330
200	Sumitomo Corp. (a)	1,996
200	Sumitomo Electric Industries Ltd. (a)	2,329
300	Sumitomo Mitsui Financial Group, Inc. (a)	8,484
200	Sumitomo Rubber Industries Ltd. (a)	1,762
200	Takeda Pharmaceutical Co. Ltd. (a)	8,583
340	Takefuji Corp. (a)	994
200	Tohoku Electric Power Co., Inc. (a)	4,290
200	Tokio Marine Holdings, Inc. (a)	5,254
200	Tokyo Electric Power Co., Inc. (a)	5,436
2,000	Toshiba Corp. (a)	9,899
400	Toyota Motor Corp. (a)	13,732
4	Yahoo! Japan Corp. (a)	1,593
20	Yamada Denki Co. Ltd. (a)	1,306
		236,528
	Jersey Island—0.1%
32	Randgold Resources Ltd. (a)	3,046

	Luxembourg—0.3%
196	ArcelorMittal (a)	5,266

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

90	SES SA (a)	$1,875
98	Tenaris SA (a)	1,693
		8,834
	Mexico—0.9%
3,600	America Movil SAB de CV, Class L	8,550
1,456	Cemex SAB de CV *	1,417
400	Fomento Economico Mexicano SAB de CV	1,735
200	Grupo Bimbo SAB de CV, Class A	1,444
200	Grupo Carso SAB de CV, Class A1	642
400	Grupo Financiero Banorte SAB de CV, Class O	1,521
400	Grupo Financiero Inbursa SA, Class O	1,319
1,400	Grupo Mexico SAB de CV, Class B	3,336
400	Grupo Televisa SA, Class CPO	1,403
200	Kimberly-Clark de Mexico SAB de CV, Class A	1,166
3,600	Telefonos de Mexico SAB de CV	2,568
2,000	Wal-Mart de Mexico SAB de CV, Class V	4,447
		29,548
	Netherlands—1.8%
230	Aegon NV * (a)	1,224
40	Akzo Nobel NV (a)	2,082
80	ASML Holding NV (a)	2,205
50	European Aeronautic Defence and Space Co. NV * (a)	1,022
44	Heineken NV (a)	1,868
604	ING Groep NV * (a)	4,477
198	Koninklijke Ahold NV (a)	2,453
294	Koninklijke KPN NV (a)	3,754
148	Koninklijke Philips Electronics NV (a)	4,427
42	Randstad Holding NV * (a)	1,653
757	Royal Dutch Shell PLC, Class A (a)	19,129
428	Royal Dutch Shell PLC, Class B (a)	10,359
50	TNT NV (a)	1,261
236	Unilever NV (a)	6,456
		62,370
	Norway—0.2%
400	Renewable Energy Corp. ASA * (a)	946
200	Statoil ASA (a)	3,856
200	Telenor ASA (a)	2,521
		7,323
	Portugal—0.2%
1,836	Banco Comercial Portugues SA (a)	1,381
476	EDP - Energias de Portugal SA (a)	1,419
282	Portugal Telecom SGPS SA (a)	2,823
		5,623
	Puerto Rico—0.0%**
400	Popular, Inc. *	1,072

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Russia—1.1%
400	Gazprom OAO ADR	$7,524
200	Lukoil OAO ADR	10,300
122	MMC Norilsk Nickel ADR	1,763
114	Novorossiysk Commercial Sea Port PJSC GDR (a)	1,235
136	Polymetal GDR * (a)	1,696
416	Rosneft Oil Co. GDR (a)	2,537
22	Sberbank of Russian Federation GDR (a)	5,496
110	Severstal OAO GDR * (a)	1,060
88	Tatneft ADR (a)	2,456
72	Uralkali GDR (a)	1,281
404	VTB Bank OJSC GDR (a)	1,941
		37,289
	Singapore—0.2%
4,000	Golden Agri-Resources Ltd. (a)	1,503
2,000	Singapore Telecommunications Ltd. (a)	4,334
		5,837
	South Africa—1.3%
124	ABSA Group Ltd. (a)	1,955
152	African Bank Investments Ltd. (a)	597
14	Anglo Platinum Ltd. * (a)	1,322
60	AngloGold Ashanti Ltd. (a)	2,593
70	Bidvest Group Ltd. (a)	1,109
144	Evraz Highveld Steel and Vanadium Corp. Ltd. * (a)	1,467
590	FirstRand Ltd. (a)	1,383
102	Gold Fields Ltd. (a)	1,370
312	Group Five Ltd. (a)	1,400
392	Growthpoint Properties Ltd. (a)	794
110	Impala Platinum Holdings Ltd. (a)	2,563
58	Imperial Holdings Ltd. (a)	646
210	Medi-Clinic Corp. Ltd. (a)	720
330	MTN Group Ltd. (a)	4,330
276	Murray & Roberts Holdings Ltd. (a)	1,391
334	Nampak Ltd. (a)	834
90	Naspers Ltd., Class N (a)	3,034
116	Nedbank Group Ltd. (a)	1,809
338	Netcare Ltd. * (a)	567
174	Pretoria Portland Cement Co. Ltd. (a)	720
160	Remgro Ltd. (a)	1,971
814	Sanlam Ltd. (a)	2,416
120	Sasol Ltd. (a)	4,268
202	Shoprite Holdings Ltd. (a)	2,174
298	Standard Bank Group Ltd. (a)	3,957
254	Steinhoff International Holdings Ltd. * (a)	587
		45,977
	Spain—1.7%
50	Abertis Infraestructuras SA (a)	720
70	ACS Actividades de Construccion y Servicios SA (a)	2,577

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

692	Banco Bilbao Vizcaya Argentaria SA (a)	$7,142
250	Banco de Sabadell SA (a)	1,134
322	Banco Popular Espanol SA (a)	1,635
1,466	Banco Santander SA (a)	15,398
74	Ferrovial SA (a)	479
40	Gamesa Corp. Tecnologica SA * (a)	344
116	Gas Natural SDG SA (a)	1,679
905	Iberdrola SA (a)	5,096
52	Inditex SA (a)	2,970
270	Repsol YPF SA (a)	5,458
822	Telefonica SA (a)	15,253
		59,885
	Sweden—1.5%
144	Alfa Laval AB (a)	1,874
62	Assa Abloy AB, Class B (a)	1,242
196	Atlas Copco AB, Class B (a)	2,593
46	Electrolux AB, Class B (a)	1,054
100	Hennes & Mauritz AB, Class B (a)	2,754
24	Holmen AB, Class B (a)	571
788	Nordea Bank AB (a)	6,511
224	Sandvik AB (a)	2,738
82	Scania AB, Class B (a)	1,254
238	Securitas AB, Class B (a)	2,162
342	Skandinaviska Enskilda Banken AB, Class A (a)	1,816
72	Skanska AB, Class B (a)	1,044
88	SKF AB, Class B (a)	1,582
32	SSAB AB, Class B (a)	385
110	Svenska Cellulosa AB, Class B (a)	1,296
150	Svenska Handelsbanken AB, Class A (a)	3,677
220	Swedbank AB, Class A * (a)	2,023
40	Swedish Match AB (a)	876
128	Tele2 AB, Class B (a)	1,916
560	Telefonaktiebolaget LM Ericsson, Class B (a)	6,224
464	TeliaSonera AB (a)	2,987
398	Volvo AB, Class A* (a)	4,201
		50,780
	Switzerland—4.5%
430	ABB Ltd. * (a)	7,483
40	Actelion Ltd. * (a)	1,497
58	Adecco SA (a)	2,766
24	Baloise Holding AG (a)	1,670
110	Cie Financiere Richemont SA (a)	3,839
198	Credit Suisse Group AG (a)	7,441
22	Geberit AG (a)	3,422
2	Givaudan SA (a)	1,698
50	Holcim Ltd. (a)	3,346
34	Julius Baer Group Ltd. (a)	969
20	Kuehne + Nagel International AG (a)	2,058
680	Nestle SA (a)	32,774
428	Novartis AG (a)	20,733
24	Pargesa Holding SA (a)	1,573

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

128	Roche Holding AG (a)	$17,610
40	Schindler Holding AG (a)	3,337
2	SGS SA (a)	2,698
20	Sonova Holding AG (a)	2,453
114	STMicroelectronics NV (a)	907
74	Swatch Group AG (a)	3,780
14	Swiss Life Holding AG * (a)	1,337
70	Swiss Reinsurance Co. Ltd. (a)	2,875
10	Swisscom AG (a)	3,389
20	Syngenta AG (a)	4,618
600	UBS AG * (a)	7,945
200	Weatherford International Ltd. *	2,628
366	Xstrata PLC (a)	4,799
28	Zurich Financial Services AG (a)	6,169
		155,814
	Thailand—0.1%
1,000	PTT Aromatics & Refining PCL (a)	771
200	PTT PCL (a)	1,504
1,600	Thai Airways International PCL (a)	1,260
		3,535
	Turkey—0.2%
148	Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	1,728
1,910	Dogan Sirketler Grubu Holdings (a)	1,215
250	KOC Holding AS (a)	846
322	Turkiye Garanti Bankasi AS (a)	1,340
		5,129
	United Kingdom—8.7%
226	Anglo American PLC * (a)	7,886
144	Associated British Foods PLC (a)	2,088
274	AstraZeneca PLC (a)	12,935
78	Autonomy Corp. PLC * (a)	2,129
510	Aviva PLC (a)	2,373
638	BAE Systems PLC (a)	2,973
2,187	Barclays PLC (a)	8,741
652	BG Group PLC (a)	9,710
382	BHP Billiton PLC (a)	9,918
3,538	BP PLC (a)	16,960
362	British American Tobacco PLC (a)	11,504
121	British Land Co. PLC (a)	783
198	British Sky Broadcasting Group PLC (a)	2,070
1,322	BT Group PLC (a)	2,555
194	Bunzl PLC (a)	1,945
862	Cable & Wireless Communications PLC	745
262	Capita Group PLC (a)	2,890
74	Capital & Counties Properties PLC *	120
74	Capital Shopping Centres Group PLC (a)	342
34	Carnival PLC (a)	1,103
1,124	Centrica PLC (a)	4,967
526	Cobham PLC (a)	1,669
See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

282	Compass Group PLC (a)	$2,148
466	Diageo PLC (a)	7,330
60	Eurasian Natural Resources Corp. PLC (a)	765
726	G4S PLC (a)	2,882
950	GlaxoSmithKline PLC (a)	16,153
86	Hammerson PLC (a)	439
3,248	HSBC Holdings PLC (a)	29,711
188	Imperial Tobacco Group PLC (a)	5,260
222	International Power PLC (a)	993
394	Invensys PLC (a)	1,412
324	J. Sainsbury PLC (a)	1,548
26	Johnson Matthey PLC (a)	578
26	Kazakhmys PLC (a)	382
396	Kingfisher PLC (a)	1,242
108	Land Securities Group PLC (a)	895
866	Legal & General Group PLC (a)	1,011
7,020	Lloyds Banking Group PLC * (a)	5,549
48	Lonmin PLC * (a)	1,004
200	Man Group PLC (a)	664
226	Marks & Spencer Group PLC (a)	1,115
466	National Grid PLC (a)	3,407
26	Next PLC (a)	776
1,062	Old Mutual PLC (a)	1,628
276	Pearson PLC (a)	3,635
472	Prudential PLC (a)	3,565
160	Reckitt Benckiser Group PLC (a)	7,452
158	Reed Elsevier PLC (a)	1,173
934	Rentokil Initial PLC * (a)	1,499
124	Rexam PLC (a)	559
270	Rio Tinto PLC (a)	11,873
378	Rolls-Royce Group PLC * (a)	3,159
34,020	Rolls-Royce Group PLC, Class C *	51
2,426	Royal Bank of Scotland Group PLC * (a)	1,479
1,272	RSA Insurance Group PLC (a)	2,260
220	SABMiller PLC (a)	6,177
606	Sage Group PLC (a)	2,088
230	Scottish & Southern Energy PLC (a)	3,836
32	Severn Trent PLC (a)	588
270	Smith & Nephew PLC (a)	2,554
158	Smiths Group PLC (a)	2,519
368	Standard Chartered PLC (a)	8,973
318	Standard Life PLC (a)	823
1,524	Tesco PLC (a)	8,609
180	Tullow Oil PLC (a)	2,681
234	Unilever PLC (a)	6,264
94	United Utilities Group PLC (a)	737
20	Vedanta Resources PLC (a)	629
9,868	Vodafone Group PLC (a)	20,360
761	WM Morrison Supermarkets PLC (a)	3,011
36	Wolseley PLC * (a)	716
		300,568
	United States—39.8%
200	3M Co.	15,797

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

300	Abbott Laboratories	$14,034
200	Alcoa, Inc.	2,012
200	Allstate Corp.	5,746
400	Altria Group, Inc.	8,016
200	Amazon.com, Inc.*	21,851
200	American Electric Power Co., Inc.	6,460
200	American Express Co.	7,940
200	Amgen, Inc. *	10,520
200	Annaly Capital Management, Inc.	3,430
200	Apple, Inc.*	50,305
200	Applied Materials, Inc.	2,404
200	Archer-Daniels-Midland Co.	5,164
1,200	AT&T, Inc.	29,029
200	Automatic Data Processing, Inc.	8,052
1,600	Bank of America Corp.	22,991
200	Bank of New York Mellon Corp.	4,938
200	Baxter International, Inc.	8,128
200	BB&T Corp.	5,262
200	Boeing Co.	12,550
200	Boston Scientific Corp. *	1,160
300	Bristol-Myers Squibb Co.	7,482
200	Caterpillar, Inc.	12,014
200	CBS Corp., Class B	2,586
200	Charles Schwab Corp.	2,836
200	Chesapeake Energy Corp.	4,190
400	Chevron Corp.	27,144
1,000	Cisco Systems, Inc. *	21,310
3,600	Citigroup, Inc.*	13,536
400	Coca-Cola Co.	20,048
200	Colgate-Palmolive Co.	15,752
400	Comcast Corp., Class A	6,948
200	Comcast Corp., Special Class A	3,286
200	ConAgra Foods, Inc.	4,664
300	ConocoPhillips	14,727
300	Corning, Inc.	4,845
200	CVS Caremark Corp.	5,864
400	Dell, Inc. *	4,824
200	DIRECTV, Class A *	6,784
200	Dominion Resources, Inc.	7,748
200	Dow Chemical Co.	4,744
200	Duke Energy Corp.	3,200
200	eBay, Inc. *	3,922
200	EI du Pont de Nemours & Co.	6,918
200	Eli Lilly & Co.	6,700
400	EMC Corp. *	7,320
200	Emerson Electric Co.	8,738
200	Exelon Corp.	7,594
1,300	Exxon Mobil Corp.	74,191
1,200	Federal Home Loan Mortgage Corp. *	496
1,400	Federal National Mortgage Association *	480
200	Fifth Third Bancorp	2,458
500	Ford Motor Co. *	5,040
200	Freeport-McMoRan Copper & Gold, Inc.	11,826
200	Gap, Inc.	3,892
2,000	General Electric Co.	28,839

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

200	Gilead Sciences, Inc. *	$6,856
100	Google, Inc., Class A *	44,495
200	Halliburton Co.	4,910
400	Hewlett-Packard Co.	17,312
400	Home Depot, Inc.	11,228
200	Honeywell International, Inc.	7,806
200	Host Hotels & Resorts, Inc.	2,696
200	Hudson City Bancorp, Inc.	2,448
200	Huntington Bancshares, Inc.	1,108
1,000	Intel Corp.	19,450
200	International Business Machines Corp.	24,696
500	Johnson & Johnson	29,531
200	Johnson Controls, Inc.	5,374
900	JPMorgan Chase & Co.	32,948
200	KeyCorp	1,538
300	Kraft Foods, Inc., Class A	8,400
200	Kroger Co.	3,938
1,000	Level 3 Communications, Inc. *	1,090
300	Lowe's Cos., Inc.	6,126
200	Marathon Oil Corp.	6,218
200	Marsh & McLennan Cos., Inc.	4,510
200	Marshall & Ilsley Corp.	1,436
200	McDonald's Corp.	13,174
200	Medtronic, Inc.	7,254
600	Merck & Co., Inc.	20,983
200	MetLife, Inc.	7,552
200	MetroPCS Communications, Inc. *	1,638
1,600	Microsoft Corp.	36,816
200	Morgan Stanley	4,642
400	Motorola, Inc. *	2,608
200	New York Community Bancorp, Inc.	3,054
200	News Corp., Class A	2,770
300	News Corp., Class B	3,588
200	Occidental Petroleum Corp.	15,430
1,000	Oracle Corp.	21,460
200	Paychex, Inc.	5,194
400	PepsiCo, Inc.	24,380
1,400	Pfizer, Inc.	19,964
400	Philip Morris International, Inc.	18,336
900	Procter & Gamble Co.	53,981
200	Progressive Corp.	3,744
200	Public Service Enterprise Group, Inc.	6,266
400	QUALCOMM, Inc.	13,136
400	Qwest Communications International, Inc.	2,100
200	Regions Financial Corp.	1,316
200	RRI Energy, Inc. *	758
200	Sara Lee Corp.	2,820
200	Schlumberger Ltd.	11,068
1,600	Sirius XM Radio, Inc. *	1,519
200	SLM Corp. *	2,078
200	Southern Co.	6,656
200	Spectra Energy Corp.	4,014
400	Sprint Nextel Corp. *	1,696
200	Staples, Inc.	3,810
200	Starbucks Corp.	4,860

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

200	Symantec Corp. *	$2,776
16	Synthes, Inc. (a)	1,839
200	Sysco Corp.	5,714
200	Target Corp.	9,834
200	Texas Instruments, Inc.	4,656
200	Time Warner, Inc.	5,782
200	Travelers Cos., Inc.	9,850
200	United Parcel Service, Inc., Class B	11,378
200	United Technologies Corp.	12,982
200	UnitedHealth Group, Inc.	5,680
400	US Bancorp	8,940
500	Verizon Communications, Inc.	14,010
200	Viacom, Inc., Class B	6,274
200	Walgreen Co.	5,340
500	Wal-Mart Stores, Inc.	24,035
400	Walt Disney Co.	12,600
200	Waste Management, Inc.	6,258
1,000	Wells Fargo & Co.	25,599
200	Western Union Co.	2,982
200	Williams Cos., Inc.	3,656
200	Xcel Energy, Inc.	4,122
200	Xerox Corp.	1,608
200	Yahoo!, Inc. *	2,766
		1,370,195
	Total Common Stocks
	(Cost $3,689,678)	3,162,588

	Exchange Traded Funds—6.7%
	Brazil—2.2%
1,200	iShares MSCI Brazil Index Fund	74,352

	India—1.6%
2,400	PowerShares India Portfolio	53,736

	South Korea—1.8%
1,400	iShares MSCI South Korea Index Fund	62,594

	Taiwan—1.1%
3,500	iShares MSCI Taiwan Index Fund	39,200

	Total Exchange Traded Funds
	(Cost $257,083)	229,882

	Money Market Mutual Fund —3.4%
	United States—3.4%
116,634	Dreyfus Cash Management – Institutional Shares
	(Cost $116,634)	116,634

	Preferred Stocks —0.1%
	Germany—0.1%
16	Fresenius SE (a)	1,059

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

10	Porsche Automobil Holding SE (a)	$428
20	Volkswagen AG (a)	1,758

	Total Preferred Stocks
	(Cost $3,737)	3,245

	Total Investments
	(Cost $4,067,132) (b) —102.1%	3,512,349
	Liabilities in excess of other assets—(2.1%)	(72,203)

	Net Assets—100.0%	$3,440,146

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
*	Non-income producing security.
**	Less than 0.05%.

(a)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2010, the value of these securities amounted to $1,621,438 or 47.13% of net assets.
(b)	At June 30, 2010, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$39,645	$(594,428)	$(554,783)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks	$1,544,395	$1,618,193	$0	*	$3,162,588
Exchange Traded Funds	229,882	-	-		229,882
Money Market Mutual Fund	116,634	-	-		116,634
Preferred Stocks	-	3,245	-		3,245
Total Investments	$1,890,911	$1,621,438	$0		$3,512,349

*Includes the fair value for Immoeast AG, which was valued at $0 as of June 30, 2010, and is the only Level 3 security. There have been no realized changes in fair value during the period.

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD FUND
Schedule of Investments

June 30, 2010 (Unaudited)

The security in the table above was considered Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at June 30, 2010. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.
There were no changes in the valuation techniques used during the reporting period.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.
The Fund did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

		% OF TOTAL
	VALUE	NET ASSETS
Financials	$652,673	19.0%
Consumer Staples	397,922	11.6
Information Technology	380,317	11.1
Energy	344,937	10.0
Consumer Discretionary	305,163	8.9
Industrials	296,934	8.6
Health Care	265,381	7.7
Exchange Traded Funds	229,882	6.7
Materials	214,646	6.2
Telecommunication Services	172,252	5.0
Utilities	135,608	3.9
Money Market Mutual Fund	116,634	3.4
Total value of investments	3,512,349	102.1
Liabilities in excess of other assets	(72,203)	(2.1)
Total	$3,440,146	100.0%

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Common Stocks—89.5%
	Australia—22.6%
1,752	Adelaide Brighton Ltd. (a)	$3,921
131	AGL Energy Ltd. (a)	1,617
672	Alesco Corp. Ltd. (a)	1,337
3,197	Alumina Ltd. (a)	4,060
2,322	Amcor Ltd. (a)	12,418
2,915	AMP Ltd. (a)	12,695
746	Andean Resources Ltd.* (a)	2,097
356	Ansell Ltd. (a)	3,919
582	APA Group (a)	1,762
189	Aquila Resources Ltd.* (a)	1,231
1,188	Aristocrat Leisure Ltd. (a)	3,633
1,347	Arrow Energy Ltd. * (a)	5,471
4,281	Asciano Group * (a)	5,769
249	ASX Ltd. (a)	6,095
831	Atlas Iron Ltd. * (a)	1,442
478	Ausenco Ltd. (a)	710
1,704	Austar United Communications Ltd. * (a)	1,353
3,598	Australia & New Zealand Banking Group Ltd. (a)	64,848
1,024	Avoca Resources Ltd. * (a)	2,335
3,031	AWB Ltd. * (a)	2,324
1,333	AWE Ltd. * (a)	1,969
168	Bank of Queensland Ltd. (a)	1,466
3,249	Beach Energy Ltd. (a)	1,870
198	Bendigo and Adelaide Bank Ltd. (a)	1,354
4,803	BHP Billiton Ltd. (a)	149,933
468	Billabong International Ltd. (a)	3,410
2,446	BlueScope Steel Ltd. (a)	4,267
874	Boart Longyear Group * (a)	2,061
1,309	Boral Ltd. (a)	5,261
346	Bradken Ltd. (a)	2,081
2,118	Brambles Ltd. (a)	9,679
346	Cabcharge Australia Ltd. (a)	1,496
261	Caltex Australia Ltd. (a)	2,055
68	Campbell Brothers Ltd. (a)	1,718
4,370	Carnarvon Petroleum Ltd. * (a)	1,250
776	Centennial Coal Co. Ltd. (a)	2,877
1,864	CFS Retail Property Trust (a)	2,956
993	Challenger Financial Services Group Ltd. (a)	2,905
7,299	Charter Hall Office REIT (a)	1,529
1,151	Coca-Cola Amatil Ltd. (a)	11,564
109	Cochlear Ltd. (a)	6,813
2,038	Commonwealth Bank of Australia (a)	82,675
2,232	Commonwealth Property Office Fund (a)	1,740
391	Computershare Ltd. (a)	3,470
7,191	ConnectEast Group (a)	2,293
355	Corporate Express Australia Ltd. (a)	1,696
448	Crane Group Ltd. (a)	3,026
962	Crown Ltd. (a)	6,258
795	CSL Ltd. (a)	21,781
3,749	CSR Ltd. (a)	5,268
415	Cudeco Ltd.* (a)	1,611

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

1,067	David Jones Ltd. (a)	$3,845
5,433	Dexus Property Group (a)	3,498
773	Dominion Mining Ltd. (a)	1,758
282	Downer EDI Ltd. (a)	848
2,116	Eastern Star Gas Ltd. * (a)	1,447
1,652	Elders Ltd. * (a)	533
3,345	Emeco Holdings Ltd. * (a)	1,610
106	Energy Resources of Australia Ltd. (a)	1,175
1,119	Fairfax Media Ltd. (a)	1,227
1,020	FKP Property Group (a)	577
484	Fleetwood Corp. Ltd. (a)	3,719
100	Flight Centre Ltd. (a)	1,388
3,246	Fortescue Metals Group Ltd. * (a)	11,047
3,354	Foster's Group Ltd. (a)	15,941
3,116	Goodman Fielder Ltd. (a)	3,525
9,519	Goodman Group (a)	5,052
2,826	GPT Group (a)	6,621
403	GrainCorp. Ltd. (a)	1,791
388	GUD Holdings Ltd. (a)	2,820
3,823	Gunns Ltd. (a)	1,930
974	GWA International Ltd. (a)	2,455
1,409	Harvey Norman Holdings Ltd. (a)	3,905
1,524	Hastie Group Ltd. (a)	1,753
1,149	Healthscope Ltd. (a)	5,028
989	Hills Industries Ltd. (a)	1,777
663	Iluka Resources Ltd. * (a)	2,570
3,394	Incitec Pivot Ltd. (a)	7,702
1,603	Indophil Resources NL * (a)	1,483
1,539	Infigen Energy (a)	924
4,022	ING Industrial Fund (a)	1,260
3,601	ING Office Fund (a)	1,744
2,721	Insurance Australia Group Ltd. (a)	7,767
4,026	Intoll Group (a)	3,520
871	Invocare Ltd. (a)	4,436
297	IOOF Holdings Ltd. (a)	1,485
3,452	iSOFT Group Ltd. * (a)	489
300	JB Hi-Fi Ltd. (a)	4,789
288	Karoon Gas Australia Ltd. * (a)	1,434
237	Kingsgate Consolidated Ltd. (a)	1,873
234	Leighton Holdings Ltd. (a)	5,647
551	Lend Lease Group (a)	3,367
1,176	Linc Energy Ltd. * (a)	995
4,099	Lynas Corp. Ltd. * (a)	1,859
171	MacArthur Coal Ltd. (a)	1,715
2,954	Macmahon Holdings Ltd. (a)	1,328
480	Macquarie Group Ltd. (a)	14,804
493	MAp Group (a)	1,109
895	Metcash Ltd. (a)	3,157
868	Mirabela Nickel Ltd. * (a)	1,466
4,221	Mirvac Group (a)	4,626
241	Monadelphous Group Ltd. (a)	2,560
1,105	Mount Gibson Iron Ltd. * (a)	1,405
767	Murchison Metals Ltd. * (a)	1,265
3,066	National Australia Bank Ltd. (a)	59,483

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

720	Newcrest Mining Ltd. (a)	$21,079
6,877	Nexus Energy Ltd. * (a)	1,452
1,142	NRW Holdings Ltd. (a)	927
795	Nufarm Ltd. (a)	3,594
1,467	OneSteel Ltd. (a)	3,642
702	Orica Ltd. (a)	14,818
1,274	Origin Energy Ltd. (a)	15,949
3,589	OZ Minerals Ltd. * (a)	2,852
2,098	Pacific Brands Ltd. * (a)	1,547
1,618	Paladin Energy Ltd. * (a)	4,834
4,067	PanAust Ltd. * (a)	1,655
3,695	PaperlinX Ltd. * (a)	1,919
82	Perpetual Ltd. (a)	1,935
1,021	Perseus Mining Ltd. * (a)	1,950
2,115	Platinum Australia Ltd. * (a)	1,180
261	Premier Investments Ltd. (a)	1,335
830	Primary Health Care Ltd. (a)	2,479
2,181	Qantas Airways Ltd. * (a)	4,012
1,431	QBE Insurance Group Ltd. (a)	21,789
417	Ramsay Health Care Ltd. (a)	4,922
229	Reject Shop Ltd. (a)	3,029
681	Rio Tinto Ltd. (a)	37,580
305	Riversdale Mining Ltd. * (a)	2,673
5,738	Roc Oil Co. Ltd. * (a)	1,494
522	SAI Global Ltd. (a)	1,765
1,424	Santos Ltd. (a)	14,933
451	Seek Ltd. (a)	2,635
2,298	Sigma Pharmaceuticals Ltd. (a)	808
219	Sims Metal Management Ltd. (a)	3,122
693	Sonic Healthcare Ltd. (a)	6,051
2,384	SP AusNet (a)	1,536
706	Spotless Group Ltd. (a)	1,263
7,557	St. Barbara Ltd. * (a)	2,190
3,050	Stockland (a)	9,499
1,893	Suncorp-Metway Ltd. (a)	12,708
1,251	TABCORP Holdings Ltd. (a)	6,653
2,647	Tatts Group Ltd. (a)	4,980
1,600	Telstra Corp. Ltd. (a)	4,376
1,375	Ten Network Holdings Ltd. * (a)	1,846
746	Toll Holdings Ltd. (a)	3,409
755	Tower Australia Group Ltd. (a)	1,281
557	Transfield Services Ltd. (a)	1,444
1,834	Transurban Group (a)	6,533
430	UGL Ltd. (a)	4,878
5,678	Virgin Blue Holdings Ltd. * (a)	1,387
1,220	Wesfarmers Ltd. (a)	29,260
370	Wesfarmers Ltd. (Price Protected Shares) (a)	8,903
223	West Australian Newspapers Holdings Ltd. (a)	1,217
397	Western Areas NL (a)	1,241
3,270	Westfield Group (a)	33,343
4,186	Westpac Banking Corp. (a)	74,039
418	Whitehaven Coal Ltd. (a)	1,657
886	Woodside Petroleum Ltd. (a)	30,902
1,655	Woolworths Ltd. (a)	37,590
428	WorleyParsons Ltd. (a)	7,902
370	Wotif.com Holdings Ltd. (a)	1,662
		1,198,560

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	China—12.5%
3,000	361 Degrees International Ltd. (a)	$2,137
6,000	Air China Ltd., Class H * (a)	5,884
3,000	Ajisen China Holdings Ltd. (a)	3,349
1,500	Alibaba.com Ltd. * (a)	2,960
6,000	Aluminum Corp. of China Ltd., Class H * (a)	4,513
3,000	Anta Sports Products Ltd. (a)	5,400
12,000	AviChina Industry & Technology Co., Class H * (a)	3,762
70,000	Bank of China Ltd., Class H (a)	35,314
6,000	Bank of Communications Co. Ltd., Class H (a)	6,315
4,500	BBMG Corp., Class H (a)	4,647
6,000	Beijing Capital Land Ltd., Class H (a)	1,697
6,000	Beijing North Star Co., Class H (a)	1,459
1,500	Byd Co. Ltd., Class H (a)	11,032
3,000	China Automation Group Ltd. (a)	1,941
6,000	China BlueChemical Ltd., Class H (a)	3,325
9,000	China Citic Bank Corp. Ltd., Class H (a)	5,691
6,000	China Coal Energy Co., Class H (a)	7,496
9,000	China Communications Construction Co. Ltd., Class H (a)	8,211
88,000	China Construction Bank Corp., Class H (a)	70,839
4,500	China COSCO Holdings Co. Ltd., Class H * (a)	4,574
6,000	China Eastern Airlines Corp. Ltd., Class H * (a)	2,591
18,000	China Hongxing Sports Ltd. (a)	1,531
3,000	China Huiyuan Juice Group Ltd. (a)	2,058
12,000	China Life Insurance Co. Ltd., Class H (a)	52,477
3,000	China Longyuan Power Group Corp., Class H * (a)	2,754
4,500	China Merchants Bank Co. Ltd., Class H (a)	10,765
5,400	China Minsheng Banking Corp. Ltd., Class H (a)	4,695
3,000	China Molybdenum Co. Ltd., Class H (a)	1,681
6,000	China National Materials Co. Ltd., Class H (a)	3,609
6,000	China Nickel Resources Holding Co. Ltd. * (a)	967
6,000	China Oilfield Services Ltd., Class H (a)	6,982
1,200	China Pacific Insurance Group Co. Ltd., Class H (a)	4,748
24,000	China Petroleum & Chemical Corp., Class H (a)	19,358
4,500	China Railway Construction Corp. Ltd., Class H (a)	5,653
9,000	China Railway Group Ltd., Class H (a)	5,760
3,000	China Shanshui Cement Group Ltd. (a)	1,329
5,000	China Shenhua Energy Co. Ltd., Class H (a)	18,038
6,000	China Shipping Container Lines Co. Ltd., Class H * (a)	2,122
6,000	China South Locomotive and Rolling Stock Corp., Class H (a)	4,102
12,000	China Southern Airlines Co. Ltd., Class H * (a)	4,952
6,000	China Telecom Corp. Ltd., Class H (a)	2,882
6,000	China Unicom Hong Kong Ltd. (a)	8,025
6,000	China XLX Fertiliser Ltd. (a)	2,210
3,000	China Yurun Food Group Ltd. (a)	9,434
2,400	China Zhongwang Holdings Ltd. (a)	1,520
6,000	Country Garden Holdings Co. (a)	1,591
6,000	Dalian Port PDA Co. Ltd., Class H (a)	2,597
6,000	Datang International Power Generation Co. Ltd., Class H (a)	2,420
1,200	Dongfang Electric Corp. Ltd., Class H (a)	3,691

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

6,000	Dongfeng Motor Group Co. Ltd., Class H (a)	$6,959
6,000	First Tractor Co. Ltd., Class H (a)	3,226
3,000	Fosun International (a)	2,095
2,000	Foxconn International Holdings Ltd. * (a)	1,295
1,500	Great Wall Motor Co. Ltd., Class H (a)	2,604
6,000	Great Wall Technology Co. Ltd., Class H (a)	2,475
1,500	Greentown China Holdings Ltd. (a)	1,590
1,200	Guangzhou R&F Properties Co. Ltd., Class H (a)	1,517
6,000	Harbin Power Equipment Co. Ltd., Class H (a)	4,279
6,000	Huadian Power International Co., Class H (a)	1,452
6,000	Huaneng Power International, Inc., Class H (a)	3,549
6,000	Hunan Non-Ferrous Metal Corp. Ltd., Class H * (a)	1,958
79,000	Industrial & Commercial Bank of China, Class H (a)	57,420
3,000	Intime Department Store Group Co. Ltd. (a)	2,996
3,000	Jiangxi Copper Co. Ltd., Class H (a)	5,574
6,000	Lenovo Group Ltd. (a)	3,219
1,500	Li Ning Co. Ltd. (a)	4,915
6,000	Maanshan Iron & Steel, Class H (a)	2,616
6,000	Maoye International Holdings Ltd. (a)	2,158
9,000	Metallurgical Corp. of China Ltd., Class H * (a)	3,860
3,000	Pacific Textile Holdings Ltd. (a)	1,494
3,000	Parkson Retail Group Ltd. (a)	5,057
6,000	Peak Sport Products Co. Ltd. (a)	3,951
30,000	PetroChina Co. Ltd., Class H (a)	33,180
6,000	PICC Property & Casualty Co. Ltd., Class H * (a)	5,700
3,000	Ping An Insurance Group Co. of China Ltd., Class H (a)	24,791
1,500	Real Gold Mining Ltd. * (a)	2,337
6,000	Renhe Commercial Holdings Co. Ltd. (a)	1,242
24,000	Semiconductor Manufacturing International Corp. * (a)	1,908
6,000	Shanghai Electric Group Co. Ltd., Class H (a)	2,661
6,000	Shanghai Forte Land Co., Class H (a)	1,575
6,000	Shanghai Jin Jiang International Hotels Group Co. Ltd., Class H (a)	1,350
6,000	Shenzhen Expressway Co. Ltd., Class H (a)	2,644
3,000	Shui On Land Ltd. (a)	1,291
4,500	Sino-Ocean Land Holdings Ltd. (a)	3,232
12,000	Sinopec Shanghai Petrochemical Co. Ltd., Class H (a)	4,544
12,000	Sinopec Yizheng Chemical Fibre Co. Ltd., Class H * (a)	2,440
1,200	Sinopharm Group Co., Class H (a)	4,372
1,500	Sinotruk Hong Kong Ltd. (a)	1,190
9,000	Synear Food Holdings Ltd. * (a)	1,598
900	Tencent Holdings Ltd. (a)	14,910
6,000	Tianjin Capital Environmental Protection Group Co. Ltd., Class H (a)	1,729
6,000	Tianneng Power International Ltd. (a)	2,027
9,000	Want Want China Holdings Ltd. (a)	7,555
3,000	Weiqiao Textile Co., Class H (a)	1,833
3,000	Xinjiang Xinxin Mining Industry Co. Ltd., Class H (a)	1,469
6,000	Yangzijiang Shipbuilding Holdings Ltd. (a)	5,736
1,500	Zhaojin Mining Industry Co. Ltd., Class H (a)	3,510
3,000	Zhuzhou CSR Times Electric Co. Ltd., Class H (a)	6,351
6,000	Zijin Mining Group Co. Ltd., Class H (a)	4,468
2,400	ZTE Corp., Class H (a)	7,287
		660,277

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Hong Kong—15.3%
6,000	AMVIG Holdings Ltd. (a)	$3,137
300	ASM Pacific Technology Ltd. (a)	2,331
2,400	Bank of East Asia Ltd. (a)	8,658
6,000	Beijing Capital International Airport Co. Ltd., Class H (a)	3,516
1,500	Beijing Enterprises Holdings Ltd. (a)	9,737
6,000	Beijing Enterprises Water Group Ltd. * (a)	1,866
10,000	Belle International Holdings Ltd. (a)	14,186
4,500	BOC Hong Kong Holdings Ltd. (a)	10,248
6,000	Bosideng International Holdings Ltd. (a)	1,611
12,000	Brilliance China Automotive Holdings Ltd. * (a)	3,880
6,000	C C Land Holdings Ltd. (a)	1,988
6,000	Cathay Pacific Airways Ltd. (a)	11,866
9,000	Champion REIT (a)	4,168
6,000	Chaoda Modern Agriculture Holdings Ltd. (a)	5,851
3,000	Cheung Kong Holdings Ltd. (a)	34,621
18,000	China Aerospace International Holdings Ltd. (a)	2,141
3,000	China Agri-Industries Holdings Ltd. (a)	3,465
24,000	China Daye Non-Ferrous Metals Mining Ltd. * (a)	1,393
6,000	China Dongxiang Group Co. (a)	3,999
3,000	China Everbright International Ltd. (a)	1,262
6,000	China Foods Ltd. (a)	3,502
6,000	China Gas Holdings Ltd. (a)	3,339
64,000	China Grand Forestry Green Resources Group Ltd. * (a)	2,012
3,000	China High Speed Transmission Equipment Group Co. Ltd. (a)	6,301
3,000	China Mengniu Dairy Co. Ltd. (a)	9,723
7,500	China Mobile Ltd. (a)	74,531
6,000	China Overseas Land & Investment Ltd. (a)	11,180
9,000	China Power International Development Ltd. (a)	1,964
12,000	China South City Holdings Ltd. (a)	1,802
6,000	China State Construction International Holdings Ltd. (a)	1,823
1,200	China Taiping Insurance Holdings Co. Ltd. * (a)	3,893
6,000	China Travel International Inv HK * (a)	1,273
3,000	Citic Pacific Ltd. (a)	5,557
12,000	Citic Resources Holdings Ltd. * (a)	2,068
3,000	CLP Holdings Ltd. (a)	21,714
26,000	CNOOC Ltd. (a)	44,189
6,000	Cosco International Holdings Ltd. (a)	2,908
3,000	Dah Chong Hong Holdings Ltd. (a)	1,855
1,200	Dah Sing Banking Group Ltd. * (a)	1,527
12,000	Denway Motors Ltd. (a)	5,650
2,100	Esprit Holdings Ltd. (a)	11,280
6,000	First Pacific Co. Ltd. (a)	4,059
6,000	Franshion Properties China Ltd. (a)	1,650
6,000	Fushan International Energy Group Ltd. (a)	3,371
6,000	Galaxy Entertainment Group Ltd. * (a)	3,223
9,000	GCL Poly Energy Holdings Ltd. * (a)	1,700
15,000	Geely Automobile Holdings Ltd. (a)	4,545
6,000	Global Bio-Chem Technology Group Co. Ltd. * (a)	825
21,000	GOME Electrical Appliances Holdings Ltd. * (a)	6,337

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

15,000	G-Resources Group Ltd. * (a)	$817
3,000	Haier Electronics Group Co. Ltd. * (a)	1,835
3,000	Hang Lung Properties Ltd. (a)	11,474
900	Hang Seng Bank Ltd. (a)	12,033
26,000	Henderson Investment Ltd. (a)	2,085
1,500	Hengan International Group Co. Ltd. (a)	12,146
45,100	HKC Holdings Ltd. * (a)	3,033
6,600	Hong Kong & China Gas Co. Ltd. (a)	16,320
530	Hong Kong Energy Holdings Ltd. * (a)	39
1,500	Hong Kong Exchanges and Clearing Ltd. (a)	23,394
1,500	Hongkong & Shanghai Hotels (a)	2,477
1,500	Hongkong Electric Holdings Ltd. (a)	8,934
3,000	Hongkong Land Holdings Ltd. (a)	14,829
1,500	Hopewell Holdings Ltd. (a)	4,236
3,000	Huabao International Holdings Ltd. (a)	3,835
30,000	Hutchison Harbour Ring Ltd. (a)	2,675
6,000	Hutchison Whampoa Ltd. (a)	36,923
15,000	Inspur International Ltd. (a)	1,329
6,000	Johnson Electric Holdings Ltd. (a)	2,725
6,000	K Wah International Holdings Ltd. (a)	1,854
60,000	Kai Yuan Holdings Ltd. * (a)	2,026
1,500	Kerry Properties Ltd. (a)	6,481
1,500	Kingboard Chemical Holdings Ltd. * (a)	6,440
1,500	Kingboard Laminates Holdings Ltd. (a)	1,261
6,000	Kunlun Energy Co. Ltd. (a)	7,564
3,000	KWG Property Holding Ltd. (a)	1,845
3,000	Lee & Man Paper Manufacturing Ltd. (a)	2,206
6,000	Li & Fung Ltd. (a)	26,843
1,500	Lifestyle International Holdings Ltd. (a)	2,902
3,000	Link REIT (a)	7,444
3,000	Lonking Holdings Ltd. (a)	1,987
6,000	Melco International Development Ltd. * (a)	2,358
3,000	Mongolia Energy Co. Ltd. * (a)	1,044
3,000	MTR Corp. (a)	10,230
52,000	New Times Energy Corp. Ltd. * (a)	1,745
3,000	New World Department Store China Ltd. (a)	2,712
3,000	New World Development Ltd. (a)	4,870
3,000	Nine Dragons Paper Holdings Ltd. (a)	4,042
9,272	Noble Group Ltd. (a)	11,233
6,000	Pacific Basin Shipping Ltd. (a)	3,713
3,000	Poly Hong Kong Investments Ltd. (a)	2,940
1,500	Ports Design Ltd. (a)	3,815
12,000	Qingling Motors Co. Ltd., Class H (a)	2,839
6,000	Shangri-La Asia Ltd. (a)	11,074
30,000	Shenzhen International Holdings Ltd. (a)	1,853
6,000	Shenzhen Investment Ltd. (a)	1,720
1,500	Shimao Property Holdings Ltd. (a)	2,327
16,000	Shougang Concord International Enterprises Co. Ltd. * (a)	2,247
12,000	Singamas Container Holdings Ltd. * (a)	2,337
6,000	Sino Land Co. Ltd. (a)	10,722
30,000	Sino Union Energy Investment Group Ltd. * (a)	2,592
6,000	Sinofert Holdings Ltd. * (a)	2,359
6,000	SJM Holdings Ltd. (a)	5,025

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

6,000	Skyworth Digital Holdings Ltd. (a)	$3,954
18,000	SRE Group Ltd. (a)	1,762
1,500	Stella International Holdings Ltd. (a)	2,891
3,000	Sun Hung Kai Properties Ltd. (a)	41,027
1,500	Swire Pacific Ltd., Class A (a)	17,026
6,000	TCC International Holdings Ltd. (a)	1,651
4,500	Techtronic Industries Co. (a)	3,506
6,000	Tianjin Development Holdings * (a)	3,649
6,000	Tianjin Port Development Holdings Ltd. * (a)	1,313
60,000	Titan Petrochemicals Group Ltd. * (a)	4,730
6,000	VODone Ltd. (a)	1,768
3,000	Wharf Holdings Ltd. (a)	14,533
12,000	Xinyi Glass Holdings Co. Ltd. (a)	4,509
3,000	XTEP International Holdings (a)	2,466
1,500	Yue Yuen Industrial Holdings Ltd. (a)	4,656
12,000	Yuexiu Property Co. Ltd. * (a)	2,598
		809,553
	India—9.5%
1,500	Dr. Reddy’s Laboratories Ltd. ADR	46,276
600	HDFC Bank Ltd. ADR	85,783
1,100	ICICI Bank Ltd. ADR	39,754
1,500	Infosys Technologies Ltd. ADR	89,865
900	Patni Computer Systems Ltd. ADR	20,547
2,500	Satyam Computer Services Ltd. ADR *	12,850
593	State Bank of India GDR (a)	58,905
3,200	Sterlite Industries India Ltd. ADR	45,568
1,700	Tata Communications Ltd. ADR	18,734
2,400	Tata Motors Ltd. ADR	41,257
3,500	Wipro Ltd. ADR	42,000
		501,539
	Indonesia—2.7%
26,000	Adaro Energy Tbk PT (a)	5,647
9,000	Aneka Tambang Tbk PT (a)	1,899
1,500	Astra Agro Lestari Tbk PT (a)	3,171
6,000	Astra International Tbk PT (a)	31,702
416,500	Bakrie and Brothers Tbk PT * (a)	2,581
33,500	Bakrie Sumatera Plantations Tbk PT (a)	1,350
65,500	Bakrieland Development Tbk PT (a)	1,024
12,000	Bank Central Asia Tbk PT (a)	7,808
3,000	Bank Mandiri Tbk PT (a)	1,966
6,000	Bank Rakyat Indonesia (a)	6,092
22,000	Barito Pacific Tbk PT * (a)	2,476
33,500	Bumi Resources Tbk PT (a)	6,839
6,000	Charoen Pokphand Indonesia Tbk PT (a)	2,330
15,000	Ciputra Development Tbk PT * (a)	549
164,500	Energi Mega Persada Tbk PT * (a)	2,282
1,500	Gudang Garam Tbk PT (a)	5,630
16,000	Holcim Indonesia Tbk PT * (a)	3,795

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

13,000	Indah Kiat Pulp and Paper Corp. Tbk PT * (a)	$2,625
7,500	Indika Energy Tbk PT (a)	2,332
3,000	Indocement Tunggal Prakarsa Tbk PT (a)	5,186
10,500	Indofood Sukses Makmur Tbk PT (a)	4,756
6,000	International Nickel Indonesia Tbk PT (a)	2,449
9,000	Jasa Marga PT (a)	1,998
10,500	Kalbe Farma Tbk PT (a)	2,411
14,500	Lippo Karawaci Tbk PT * (a)	798
16,000	Medco Energi Internasional Tbk PT (a)	5,148
9,000	Perusahaan Gas Negara PT (a)	3,815
1,500	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT (a)	1,361
4,500	Semen Gresik Persero Tbk PT (a)	4,314
1,500	Tambang Batubara Bukit Asam Tbk PT (a)	2,829
1,500	Telekomunikasi Indonesia Tbk PT (a)	1,271
1,500	Unilever Indonesia Tbk PT (a)	2,797
4,500	United Tractors Tbk PT (a)	9,223
		140,454
	Ireland—0.1%
1,073	James Hardie Industries SE * (a)	5,576

	Macau—0.2%
6,000	Sands China Ltd. * (a)	8,868

	New Zealand—0.8%
2,187	Air New Zealand Ltd. (a)	1,603
5,055	Auckland International Airport Ltd. (a)	6,479
2,968	Fisher & Paykel Healthcare Corp. Ltd. (a)	6,347
2,838	Fletcher Building Ltd. (a)	15,226
5,256	Sky City Entertainment Group Ltd. (a)	10,267
696	Sky Network Television Ltd. (a)	2,241
1,217	Vector Ltd. (a)	1,803
		43,966
	Papua N. Guinea—0.5%
3,889	Lihir Gold Ltd. (a)	14,039
2,182	Oil Search Ltd. (a)	10,074
		24,113
	Philippines—0.9%
15,000	Alliance Global Group, Inc. (a)	1,721
850	Ayala Corp. (a)	5,910
10,600	Ayala Land, Inc. (a)	2,989
18,000	Energy Development Corp. (a)	1,710
10,300	First Gen Corp. * (a)	2,255
2,400	First Philippine Holdings Corp. (a)	2,824
4,100	International Container Terminal Services, Inc. (a)	2,685
2,900	Jollibee Foods Corp. (a)	4,356
61,000	Megaworld Corp. (a)	1,782

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

2,600	Metropolitan Bank & Trust (a)	$3,442
21,000	Petron Corp. *	2,990
6,100	Philex Mining Corp. (a)	1,644
5,500	Robinsons Land Corp. (a)	1,691
820	SM Investments Corp. (a)	7,328
9,000	SM Prime Holdings, Inc. (a)	2,085
6,500	Universal Robina Corp. (a)	4,255
		49,667
	Singapore—5.4%
3,000	Allgreen Properties Ltd. (a)	2,193
3,000	Ascendas Real Estate Investment Trust (a)	3,883
3,000	Ascott Residence Trust (a)	2,408
9,000	Biosensors International Group Ltd. * (a)	4,930
6,000	CapitaCommercial Trust (a)	5,209
6,000	CapitaLand Ltd. (a)	15,335
6,000	CapitaMall Trust (a)	7,840
3,000	CapitaRetail China Trust (a)	2,648
3,000	ComfortDelgro Corp Ltd. (a)	3,118
6,000	Cosco Corp Singapore Ltd. (a)	6,326
3,000	DBS Group Holdings Ltd. (a)	29,181
3,000	Ezra Holdings Ltd. (a)	3,869
3,000	First Resources Ltd. (a)	2,237
3,000	Fraser and Neave Ltd. (a)	10,995
18,000	Frasers Commercial Trust (a)	1,795
15,000	Genting Singapore PLC * (a)	12,435
15,000	Golden Agri-Resources Ltd. (a)	5,636
3,000	Goodpack Ltd. * (a)	3,590
3,000	Guocoland Ltd. (a)	4,583
3,000	Jaya Holdings Ltd. * (a)	1,434
3,000	Keppel Corp. Ltd. (a)	18,154
3,000	Keppel Land Ltd. (a)	8,297
3,000	K-REIT Asia (a)	2,441
3,000	Mapletree Logistics Trust (a)	1,784
3,000	Midas Holdings Ltd. (a)	1,945
3,000	Neptune Orient Lines Ltd. * (a)	4,247
9,000	Oceanus Group Ltd. * (a)	1,978
3,000	Olam International Ltd. (a)	5,519
3,000	Oversea-Chinese Banking Corp. Ltd. (a)	18,935
3,000	Parkway Holdings Ltd. (a)	7,610
9,000	Raffles Education Corp. Ltd. * (a)	1,825
3,000	SembCorp Industries Ltd. (a)	8,695
3,000	SembCorp Marine Ltd. (a)	8,217
2,000	Singapore Exchange Ltd. (a)	10,513
9,000	Singapore Post Ltd. (a)	7,277
3,000	Singapore Press Holdings Ltd. (a)	8,094
3,000	Singapore Technologies Engineering Ltd. (a)	7,029
3,000	Singapore Telecommunications Ltd. (a)	6,501
3,000	Straits Asia Resources Ltd. (a)	4,249
6,000	Suntec Real Estate Investment Trust (a)	5,627
6,000	Swiber Holdings Ltd. * (a)	4,181
3,000	Wilmar International Ltd. (a)	12,303
3,000	Wing Tai Holdings Ltd. (a)	3,363
		288,429

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	South Korea—9.4%
1,500	KB Financial Group, Inc. ADR	$56,835
5,200	Korea Electric Power Corp. ADR *	66,976
2,700	KT Corp.	51,759
3,500	LG Display Co. Ltd. ADR	56,350
1,100	POSCO ADR	103,751
900	Shinhan Financial Group Co. Ltd. ADR	65,718
4,600	SK Telecom Co. Ltd. ADR	67,758
900	Woori Finance Holdings Co. Ltd. ADR	31,518
		500,665
	Taiwan—7.5%
11,900	Advanced Semiconductor Engineering, Inc. ADR	46,529
6,100	AU Optronics Corp. ADR *	54,168
4,300	Chunghwa Telecom Co. Ltd. ADR *	84,668
8,500	Siliconware Precision Industries Co. ADR	45,475
12,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	121,999
16,000	United Microelectronics Corp. ADR	46,560
		399,399
	Thailand—2.1%
1,800	Airports of Thailand PCL (a)	1,869
7,600	Amata Corp. PCL (a)	1,949
11,200	Asian Property Development PCL (a)	1,896
5,800	Bank of Ayudhya PCL (a)	3,469
2,400	BEC World PCL (a)	2,025
2,700	Central Pattana PCL (a)	1,651
10,300	Charoen Pokphand Foods PCL (a)	6,411
2,900	CP ALL PCL (a)	2,552
39,400	IRPC PCL (a)	4,991
75,500	Italian-Thai Development PCL * (a)	6,693
2,900	Kiatnakin Bank PCL (a)	2,417
7,000	LPN Development PCL (a)	1,829
10,900	Minor International PCL (a)	3,367
7,900	PTT Aromatics & Refining PCL (a)	6,090
2,100	PTT Chemical PCL (a)	6,712
2,600	PTT Exploration & Production PCL (a)	11,395
1,500	PTT PCL (a)	11,277
24,000	Quality Houses PCL (a)	1,482
11,600	Samart Corp. PCL (a)	2,000
1,800	Siam Commercial Bank PCL (a)	4,477
19,800	Sino Thai Engineering & Construction PCL (a)	4,263
31,400	Tata Steel Thailand PCL * (a)	1,541
3,800	Thai Airways International PCL (a)	2,992
3,500	Thai Oil PCL (a)	4,725
3,200	Thai Union Frozen Products PCL (a)	4,372
4,400	Thanachart Capital PCL (a)	3,893
2,400	Thoresen Thai Agencies PCL (a)	1,704

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

4,400	Tisco Financial Group PCL (a)	$3,871
45,700	TMB Bank PCL * (a)	1,988
		113,901
	Total Common Stocks
	(Cost $5,457,888)	4,744,967

	Exchange Traded Funds—9.6%
	India—1.4%
3,400	PowerShares India Portfolio	76,126
	Malaysia—2.2%
10,100	iShares MSCI Malaysia Index Fund	115,544
	South Korea—3.0%
3,500	iShares MSCI South Korea Index Fund	156,485
	Taiwan—3.0%
14,300	iShares MSCI Taiwan Index Fund	160,160

	Total Exchange Traded Funds
	(Cost $556,212)	508,315

	Money Market Mutual Fund—2.1%
	United States—2.1%
111,851	Dreyfus Cash Management – Institutional Shares
	(Cost $111,851)	111,851

	Rights—0.0%**
	China—0.0%**
900	Bank of Communications Co. Ltd. * expires 07/07/10 at HKD 3.03
		361
	Hong Kong—0.0%**
2,400	Global Bio-Chem Technology Group Co. Ltd. * expires 07/09/10 at HKD 0.25
		95
	Total Rights
	(Cost $0)	456

	Warrants—0.0%**
	Hong Kong—0.0%**
4,100	HKC Holdings Ltd. * (a) expires 06/09/11 at HKD 0.50	44
248	Hong Kong Energy Holdings Ltd. * (a) expires 06/09/11 at HKD 0.60	3
150	Kingboard Chemical Holdings Ltd. * (a) expires 10/31/12 at HKD 40.00	59
7,428	New Times Energy Corp. Ltd. * (a) expires 06/24/11 at HKD 0.27	56

		162

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Thailand—0.0%**
1,090	Minor International PCL * (a)
	expires 05/18/13 at THB 13.00	$81

	Total Warrants
	(Cost $57)	243

	Total Investments
	(Cost $6,126,008) (b) —101.2%	5,365,832
	Liabilities in excess of other assets—(1.2%)	(65,731)

	Net Assets—100.0%	$5,300,101

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
*	Non-income producing security.
**	Less than 0.05%.

(a)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2010, the value of these securities amounted to $3,399,522 or 64.14% of net assets.
(b)	At June 30, 2010, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$40,998	$(801,174)	$(760,176)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$1,345,688	$3,373,005	$26,274	$4,744,967
Exchange Traded Funds	508,315	-	-	508,315
Money Market Mutual Fund	111,851	-	-	111,851
Rights	456	-	-	456
Warrants	-	243	-	243
Total Investments	$1,966,310	$3,373,248	$26,274	$5,365,832

The securities in the table above were considered Level 3 securities because they were fair valued under procedures adopted by the Board of Trustees at June 30, 2010. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.
There were no changes in the valuation techniques used during the reporting period.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.
The Fund did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-CAP ASIA PACIFIC EX JAPAN FUND
Schedule of Investments

June 30, 2010 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stocks
Balance as of April 1, 2010*	$-
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)**	(2,159)
Net Purchases / (Sales)	28,433
Realized Gain / (Loss)	-
Transfers In / (Out)	-
Balance as of June 30, 2010	$26,274

* Commencement of investment operations.
**Of which $(2,159) was included in net assets relating to securities held at the reporting period end.

		% OF TOTAL
	VALUE	NET ASSETS
Financials	$1,535,358	29.0%
Materials	617,641	11.6
Information Technology	590,287	11.1
Exchange Traded Funds	508,315	9.6
Industrials	475,436	9.0
Consumer Discretionary	358,658	6.8
Energy	335,069	6.3
Telecommunication Services	320,505	6.0
Consumer Staples	237,242	4.5
Utilities	151,234	2.9
Health Care	124,236	2.3
Money Market Mutual Fund	111,851	2.1
Total value of investments	5,365,832	101.2
Liabilities in excess of other assets	(65,731)	(1.2)
Total	$5,300,101	100.0%

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Common Stocks—90.2%
	Australia—5.6%
238	AGL Energy Ltd. (a)	$2,937
1,637	Alumina Ltd. (a)	2,079
595	Amcor Ltd. (a)	3,182
893	AMP Ltd. (a)	3,889
1,515	Asciano Group * (a)	2,041
128	ASX Ltd. (a)	3,133
893	Australia & New Zealand Banking Group Ltd. (a)	16,095
1,250	BHP Billiton Ltd. (a)	39,021
1,060	BlueScope Steel Ltd. (a)	1,849
491	Boral Ltd. (a)	1,974
684	Brambles Ltd. (a)	3,126
297	Coca-Cola Amatil Ltd. (a)	2,984
29	Cochlear Ltd. (a)	1,813
595	Commonwealth Bank of Australia (a)	24,137
342	Computershare Ltd. (a)	3,035
336	Crown Ltd. (a)	2,186
223	CSL Ltd. (a)	6,110
1,462	CSR Ltd. (a)	2,055
2,679	Dexus Property Group (a)	1,725
893	Foster's Group Ltd. (a)	4,244
3,388	Goodman Group (a)	1,798
989	GPT Group (a)	2,317
943	Incitec Pivot Ltd. (a)	2,140
1,042	Insurance Australia Group Ltd. (a)	2,974
50	Leighton Holdings Ltd. (a)	1,207
297	Lend Lease Group (a)	1,815
131	Macquarie Group Ltd. (a)	4,040
1,697	Mirvac Group (a)	1,860
833	National Australia Bank Ltd. (a)	16,161
220	Newcrest Mining Ltd. (a)	6,441
813	OneSteel Ltd. (a)	2,018
174	Orica Ltd. (a)	3,673
357	Origin Energy Ltd. (a)	4,469
2,340	OZ Minerals Ltd. * (a)	1,860
574	Paladin Energy Ltd. * (a)	1,715
833	Qantas Airways Ltd. * (a)	1,532
452	QBE Insurance Group Ltd. (a)	6,882
178	Rio Tinto Ltd. (a)	9,823
372	Santos Ltd. (a)	3,901
125	Sims Metal Management Ltd. (a)	1,782
208	Sonic Healthcare Ltd. (a)	1,816
1,188	Stockland (a)	3,700
652	Suncorp-Metway Ltd. (a)	4,377
387	TABCORP Holdings Ltd. (a)	2,058
982	Tatts Group Ltd. (a)	1,848
357	Toll Holdings Ltd. (a)	1,631
595	Transurban Group (a)	2,119
485	Wesfarmers Ltd. (a)	11,632
1,015	Westfield Group (a)	10,350
1,163	Westpac Banking Corp. (a)	20,570
238	Woodside Petroleum Ltd. (a)	8,301
467	Woolworths Ltd. (a)	10,607

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

146	WorleyParsons Ltd. (a)	$2,695
		287,727
	Austria—0.2%
104	Erste Group Bank AG (a)	3,305
59	OMV AG (a)	1,775
193	Telekom Austria AG (a)	2,150
77	Voestalpine AG (a)	2,101
		9,331
	Belgium—0.6%
1,104	Ageas (a)	2,461
297	Anheuser-Busch InBev NV (a)	14,304
77	Cie Nationale a Portefeuille (a)	3,281
29	Delhaize Group SA (a)	2,108
83	KBC Groep NV * (a)	3,187
80	UCB SA (a)	2,517
89	Umicore (a)	2,572
		30,430
	Bermuda—0.1%
150	Seadrill Ltd. (a)	2,708

	Brazil—2.1%
300	Banco Bradesco SA ADR	4,758
300	Cia de Bebidas das Americas ADR *	30,303
330	Cia Energetica de Minas Gerais ADR	4,841
300	Cia Paranaense de Energia ADR	6,195
600	Cia Siderurgica Nacional SA ADR	8,814
300	Gerdau SA ADR	3,954
600	Itau Unibanco Holding SA ADR	10,806
300	NET Servicos de Comunicacao SA ADR *	2,817
600	Petroleo Brasileiro SA ADR	20,592
600	Vale SA ADR	14,610
		107,690
	Canada—5.8%
300	Bank of Montreal	16,301
300	Bank of Nova Scotia	13,847
300	Barrick Gold Corp.	13,641
600	Bombardier, Inc.	2,733
300	Brookfield Asset Management, Inc., Class A	6,795
300	Cameco Corp.	6,392
300	Canadian National Railway Co.	17,224
600	Canadian Natural Resources Ltd.	19,948
300	Cenovus Energy, Inc.	7,735
300	Enbridge, Inc.	13,997
300	EnCana Corp.	9,102
300	Goldcorp, Inc.	13,159
300	Kinross Gold Corp.	5,138

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

600	Manulife Financial Corp.	$8,723
300	Nexen, Inc.	5,912
300	Power Corp. of Canada	7,202
300	Research In Motion Ltd. *	14,773
300	Rogers Communications, Inc., Class B	9,819
600	Royal Bank of Canada	28,627
300	Shaw Communications, Inc., Class B	5,412
300	Sun Life Financial, Inc.	7,893
600	Suncor Energy, Inc.	17,690
300	Talisman Energy, Inc.	4,545
300	Teck Resources Ltd., Class B	8,887
300	Toronto-Dominion Bank	19,474
300	TransCanada Corp.	10,053
300	Yamana Gold, Inc.	3,083
		298,105
	China—3.1%
1,500	Alibaba.com Ltd. * (a)	2,960
23,000	Bank of China Ltd., Class H (a)	11,603
3,000	Bank of Communications Co. Ltd., Class H (a)	3,157
3,000	China Citic Bank Corp. Ltd., Class H (a)	1,897
3,000	China Coal Energy Co., Class H (a)	3,748
3,000	China Communications Construction Co. Ltd., Class H (a)	2,737
29,000	China Construction Bank Corp., Class H (a)	23,345
1,500	China COSCO Holdings Co. Ltd., Class H * (a)	1,525
3,000	China Life Insurance Co. Ltd., Class H (a)	13,119
1,500	China Merchants Bank Co. Ltd., Class H (a)	3,588
3,600	China Minsheng Banking Corp. Ltd., Class H (a)	3,130
2,000	China Molybdenum Co. Ltd., Class H (a)	1,121
6,000	China Petroleum & Chemical Corp., Class H (a)	4,840
5,000	China Railway Construction Corp. Ltd., Class H (a)	6,281
3,000	China Railway Group Ltd., Class H (a)	1,920
1,500	China Shenhua Energy Co. Ltd., Class H (a)	5,411
6,000	China Telecom Corp. Ltd., Class H (a)	2,882
6,000	China Unicom Hong Kong Ltd. (a)	8,025
26,000	Industrial & Commercial Bank of China, Class H (a)	18,898
6,000	Lenovo Group Ltd. (a)	3,219
5,000	Metallurgical Corp. of China Ltd., Class H * (a)	2,144
6,000	PetroChina Co. Ltd., Class H (a)	6,636
1,500	Ping An Insurance Group Co. of China Ltd., Class H (a)	12,395
3,000	Sino-Ocean Land Holdings Ltd. (a)	2,155
600	Tencent Holdings Ltd. (a)	9,940
3,000	Want Want China Holdings Ltd. (a)	2,518
		159,194
	Denmark—0.8%
59	Carlsberg A/S, Class B (a)	4,504
35	DanisCo A/S (a)	2,359
321	Danske Bank A/S * (a)	6,187
38	FLSmidth & Co. A/S (a)	2,456
223	Novo Nordisk A/S, Class B (a)	18,047
32	Novozymes A/S, Class B (a)	3,420

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

104	Vestas Wind Systems A/S * (a)	$4,335
		41,308
	Finland—0.7%
175	Fortum OYJ (a)	3,848
89	Metso OYJ (a)	2,857
1,533	Nokia OYJ (a)	12,516
83	Nokian Renkaat OYJ (a)	2,035
226	Sampo OYJ, Class A (a)	4,773
366	Stora Enso OYJ, Class R (a)	2,649
294	UPM-Kymmene OYJ (a)	3,899
59	Wartsila OYJ (a)	2,687
		35,264
	France—7.0%
110	Accor SA (a)	5,101
120	Air Liquide SA (a)	12,139
1,184	Alcatel-Lucent * (a)	3,020
134	Alstom SA (a)	6,077
53	Atos Origin SA * (a)	2,132
923	AXA SA (a)	14,124
408	BNP Paribas (a)	21,988
122	Bouygues SA (a)	4,717
59	Cap Gemini SA (a)	2,597
294	Carrefour SA (a)	11,682
35	Christian Dior SA (a)	3,365
191	Cie de St-Gobain (a)	7,129
100	Cie Generale de Geophysique-Veritas * (a)	1,782
56	Cie Generale des Etablissements Michelin, Class B (a)	3,908
104	Cie Generale d'Optique Essilor International SA (a)	6,191
387	Credit Agricole SA (a)	4,022
223	Danone (a)	11,975
104	EDF SA (a)	3,963
37	Eiffage SA (a)	1,609
792	France Telecom SA (a)	13,760
625	GDF Suez (a)	17,810
38	Hermes International (a)	5,046
104	Lafarge SA (a)	5,680
86	Lagardere SCA (a)	2,687
122	L'Oreal SA (a)	11,965
152	LVMH Moet Hennessy Louis Vuitton SA (a)	16,571
417	Natixis * (a)	1,814
89	Pernod-Ricard SA (a)	6,915
104	Peugeot SA * (a)	2,648
37	PPR (a)	4,604
89	Publicis Groupe SA (a)	3,556
107	Renault SA * (a)	3,973
113	Safran SA (a)	3,157
372	Sanofi-Aventis SA (a)	22,442
89	Schneider Electric SA (a)	9,004
300	Societe Generale (a)	12,365
65	Sodexo (a)	3,613
190	Suez Environnement Co. (a)	3,141

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

56	Technip SA (a)	$3,217
908	Total SA (a)	40,600
29	Unibail-Rodamco SE * (a)	4,734
26	Vallourec SA (a)	4,490
232	Veolia Environnement (a)	5,460
193	VInci SA (a)	8,027
539	Vivendi SA (a)	10,972
		355,772
	Germany—5.5%
104	Adidas AG (a)	5,044
190	Allianz SE (a)	18,836
387	BASF SE (a)	21,181
345	Bayer AG (a)	19,311
143	Bayerische Motoren Werke AG (a)	6,958
434	Commerzbank AG * (a)	3,035
443	Daimler AG * (a)	22,446
271	Deutsche Bank AG (a)	15,247
98	Deutsche Boerse AG (a)	5,964
196	Deutsche Lufthansa AG (a)	2,714
405	Deutsche Post AG (a)	5,915
1,351	Deutsche Telekom AG (a)	15,976
786	E.ON AG (a)	21,169
113	Fresenius Medical Care AG & Co. KGaA (a)	6,107
137	GEA Group AG (a)	2,731
89	HeidelbergCement AG (a)	4,213
32	Hochtief AG (a)	1,914
518	Infineon Technologies AG * (a)	3,008
89	K+S AG (a)	4,097
56	Lanxess AG (a)	2,361
59	Linde AG (a)	6,214
74	MAN SE (a)	6,111
77	Metro AG (a)	3,935
83	Muenchener Rueckversicherungs AG (a)	10,439
166	RWE AG (a)	10,881
399	SAP AG (a)	17,772
357	Siemens AG (a)	31,985
178	ThyssenKrupp AG (a)	4,394
172	TUI AG * (a)	1,514
		281,472
	Hong Kong—2.9%
800	Bank of East Asia Ltd. (a)	2,886
3,000	Belle International Holdings Ltd. (a)	4,256
1,500	BOC Hong Kong Holdings Ltd. (a)	3,416
3,000	China Mobile Ltd. (a)	29,813
800	China Taiping Insurance Holdings Co. Ltd. * (a)	2,595
6,000	CNOOC Ltd. (a)	10,198
6,000	Denway Motors Ltd. (a)	2,825
600	Esprit Holdings Ltd. (a)	3,223
6,000	GOME Electrical Appliances Holdings Ltd. * (a)	1,811
300	Hang Seng Bank Ltd. (a)	4,011
3,300	Hong Kong & China Gas Co. Ltd. (a)	8,160

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

600	Hong Kong Exchanges and Clearing Ltd. (a)	$9,358
1,500	Hongkong Electric Holdings Ltd. (a)	8,934
1,500	Link REIT (a)	3,722
1,500	MTR Corp. (a)	5,115
3,000	New World Development Ltd. (a)	4,870
3,000	Sun Hung Kai Properties Ltd. (a)	41,027
		146,220
	Hungary—0.3%
1,006	Magyar Telekom Telecommunications PLC (a)	2,757
53	MOL Hungarian Oil and Gas PLC * (a)	4,379
163	OTP Bank PLC * (a)	3,296
18	Richter Gedeon Nyrt. (a)	3,192
		13,624
	India—0.9%
300	Dr. Reddy’s Laboratories Ltd. ADR	9,255
300	ICICI Bank Ltd. ADR	10,842
300	Patni Computer Systems Ltd. ADR	6,849
300	Sterlite Industries India Ltd. ADR	4,272
300	Tata Communications Ltd. ADR	3,306
300	Tata Motors Ltd. ADR	5,157
500	Wipro Ltd. ADR	6,000
		45,681
	Indonesia—0.7%
10,500	Aneka Tambang Tbk PT (a)	2,215
1,500	Astra International Tbk PT (a)	7,925
6,000	Bank Central Asia Tbk PT (a)	3,904
3,000	Bank Rakyat Indonesia (a)	3,046
11,500	Bumi Resources Tbk PT (a)	2,348
4,500	Indofood Sukses Makmur Tbk PT (a)	2,038
6,000	Perusahaan Gas Negara PT (a)	2,544
4,500	Telekomunikasi Indonesia Tbk PT (a)	3,814
1,500	Unilever Indonesia Tbk PT (a)	2,797
1,500	United Tractors Tbk PT (a)	3,074
		33,705
	Ireland—0.5%
294	CRH PLC (a)	6,109
291	Elan Corp. PLC * (a)	1,323
530	Experian PLC (a)	4,615
74	Kerry Group PLC, Class A	2,058
414	Ryanair Holdings PLC * (a)	1,819
244	Shire PLC (a)	5,012
536	WPP PLC (a)	5,056
		25,992

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Israel—0.5%
634	Bank Hapoalim BM * (a)	$2,287
244	Israel Chemicals Ltd. (a)	2,546
384	Teva Pharmaceutical Industries Ltd. (a)	20,094
		24,927
	Italy—2.2%
676	Assicurazioni Generali SpA (a)	11,807
221	Atlantia SpA (a)	3,923
384	Banco Popolare SC (a)	2,109
2,980	Enel SpA (a)	12,639
1,107	ENI SpA (a)	20,354
387	Fiat SpA (a)	3,982
306	Finmeccanica SpA (a)	3,177
3,573	Intesa Sanpaolo SpA (a)	9,426
545	Mediaset SpA (a)	3,104
354	Mediobanca SpA (a)	2,641
1,325	Parmalat SpA (a)	3,085
172	Saipem SpA (a)	5,248
7,714	Telecom Italia SpA (a)	8,533
8,202	UniCredit SpA (a)	18,174
357	Unione di Banche Italiane SCPA (a)	3,079
		111,281
	Japan—14.5%
300	Aeon Co. Ltd. (a)	3,172
300	Astellas Pharma, Inc. (a)	10,043
300	Bridgestone Corp. (a)	4,740
300	Brother Industries Ltd. (a)	3,112
600	Canon, Inc. (a)	22,343
300	Chubu Electric Power Co., Inc. (a)	7,439
300	Chugoku Electric Power Co., Inc. (a)	6,174
300	Daiichi Sankyo Co. Ltd. (a)	5,355
300	Denso Corp. (a)	8,285
300	East Japan Railway Co. (a)	19,959
300	Electric Power Development Co. Ltd. (a)	9,507
300	Fanuc Ltd. (a)	33,849
300	FUJIFILM Holdings Corp. (a)	8,662
3,000	Hitachi Ltd. (a)	10,888
600	Hokkaido Electric Power Co., Inc. (a)	12,913
300	Hokuriku Electric Power Co. (a)	6,573
600	Honda Motor Co. Ltd.	17,608
300	Hoya Corp. (a)	6,378
300	Isetan Mitsukoshi Holdings Ltd. (a)	2,922
3	Japan Tobacco, Inc. (a)	9,325
300	JFE Holdings, Inc. (a)	9,273
300	JS Group Corp. (a)	5,721
300	JTEKT Corp. (a)	2,772
300	Kansai Electric Power Co., Inc. (a)	7,310
300	Kao Corp. (a)	7,053
3,000	Kobe Steel Ltd. (a)	5,710

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

600	Komatsu Ltd. (a)	$10,795
3,000	Kubota Corp. (a)	22,991
300	Kyocera Corp. (a)	24,266
300	Kyushu Electric Power Co., Inc. (a)	6,723
300	Marui Group Co. Ltd. (a)	2,019
1,500	Mitsubishi Chemical Holdings Corp. (a)	6,841
600	Mitsubishi Corp. (a)	12,403
3,000	Mitsubishi Electric Corp. (a)	23,395
3,000	Mitsubishi Heavy Industries Ltd. (a)	10,340
3,000	Mitsubishi Motors Corp.* (a)	3,792
5,900	Mitsubishi UFJ Financial Group, Inc. (a)	26,767
600	Mitsui & Co. Ltd. (a)	6,994
5,000	Mizuho Financial Group, Inc. (a)	8,197
300	MS&AD Insurance Group Holdings (a)	6,416
300	Nikon Corp. (a)	5,166
300	Nintendo Co. Ltd. (a)	88,009
3,000	Nippon Steel Corp. (a)	9,908
300	Nippon Telegraph & Telephone Corp. (a)	12,210
900	Nissan Motor Co. Ltd. (a)	6,266
1,500	Nomura Holdings, Inc. (a)	8,188
6	NTT DoCoMo, Inc. (a)	9,078
60	ORIX Corp. (a)	4,343
900	Panasonic Corp. (a)	11,229
600	Resona Holdings, Inc. (a)	7,316
3,000	Sanyo Electric Co. Ltd.* (a)	3,857
12	SBI Holdings, Inc.* (a)	1,490
300	Seven & I Holdings Co. Ltd. (a)	6,868
300	Shiseido Co. Ltd. (a)	6,607
300	Softbank Corp. (a)	7,950
1,800	Sojitz Corp. (a)	2,811
300	Sony Corp. (a)	7,995
600	Sumitomo Corp. (a)	5,987
300	Sumitomo Electric Industries Ltd. (a)	3,493
3,000	Sumitomo Metal Industries Ltd. (a)	6,777
600	Sumitomo Mitsui Financial Group, Inc. (a)	16,967
300	Suzuki Motor Corp. (a)	5,883
150	T&D Holdings, Inc. (a)	3,205
300	Takeda Pharmaceutical Co. Ltd. (a)	12,875
300	Toho Co. Ltd. (a)	4,969
300	Tohoku Electric Power Co., Inc. (a)	6,435
300	Tokio Marine Holdings, Inc. (a)	7,880
300	Tokyo Electric Power Co., Inc. (a)	8,154
300	Toyo Seikan Kaisha Ltd. (a)	4,374
900	Toyota Motor Corp. (a)	30,896
60	Yamada Denki Co. Ltd. (a)	3,917
300	Yamato Holdings Co. Ltd. (a)	3,967
		744,095
	Jersey Islands—0.1%
41	Randgold Resources Ltd. (a)	3,903

	Luxembourg—0.4%
446	ArcelorMittal (a)	11,983

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

134	SES SA (a)	$2,791
229	Tenaris SA (a)	3,956
		18,730
	Mexico—1.4%
8,600	America Movil SAB de CV, Class L	20,425
5,200	Cemex SAB de CV	5,061
1,200	Fomento Economico Mexicano SAB de CV	5,206
300	Grupo Bimbo SAB de CV, Class A	2,165
600	Grupo Carso SAB de CV, Class A1	1,925
45	Grupo Elektra SA de CV	1,809
900	Grupo Financiero Banorte SAB de CV, Class O	3,423
3,800	Grupo Mexico SAB de CV, Class B	9,054
1,800	Grupo Televisa SA, Class CPO	6,315
100	Industrias Penoles SAB de CV	1,962
600	Kimberly-Clark de Mexico SAB de CV, Class A	3,498
5,900	Telefonos de Mexico SAB de CV	4,208
3,600	Wal-Mart de Mexico SAB de CV, Class V	8,005
		73,056
	Netherlands—3.1%
774	Aegon NV * (a)	4,118
104	Akzo Nobel NV (a)	5,414
199	ASML Holding NV (a)	5,486
149	European Aeronautic Defence and Space Co. NV * (a)	3,046
83	Heineken Holding NV (a)	3,037
107	Heineken NV (a)	4,543
1,676	ING Groep NV * (a)	12,424
482	Koninklijke Ahold NV (a)	5,972
87	Koninklijke DSM NV (a)	3,464
661	Koninklijke KPN NV (a)	8,440
402	Koninklijke Philips Electronics NV (a)	12,025
68	Randstad Holding NV * (a)	2,677
391	Reed Elsevier NV (a)	4,336
1,265	Royal Dutch Shell PLC, Class A (a)	31,966
1,058	Royal Dutch Shell PLC, Class B (a)	25,607
167	TNT NV (a)	4,213
625	Unilever NV (a)	17,097
204	Wolters Kluwer NV (a)	3,919
		157,784
	Norway—0.6%
600	DnB NOR ASA (a)	5,775
600	Norsk Hydro ASA (a)	2,711
600	Orkla ASA (a)	3,840
450	Statoil ASA (a)	8,675
300	Telenor ASA (a)	3,782
150	Yara International ASA (a)	4,219
		29,002

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Papua N. Guinea—0.1%
1,265	Lihir Gold Ltd. (a)	$4,567
613	Oil Search Ltd. (a)	2,830
		7,397
	Philippines—0.1%
530	Manila Electric Co. (a)	2,088
470	SM Investments Corp. (a)	4,200
		6,288
	Portugal—0.4%
3,102	Banco Comercial Portugues SA, Class R (a)	2,333
500	Brisa Auto-Estradas de Portugal SA (a)	3,031
1,896	EDP - Energias de Portugal SA (a)	5,652
181	Galp Energia SGPS SA, Class B (a)	2,708
539	Portugal Telecom SGPS SA (a)	5,396
		19,120
	Russia—1.1%
900	Gazprom OAO ADR	16,929
300	Lukoil OAO ADR	15,450
417	MMC Norilsk Nickel ADR	6,026
193	Polymetal GDR * (a)	2,407
1,167	Rosneft Oil Co. GDR (a)	7,117
160	Severstal OAO GDR * (a)	1,542
152	Tatneft ADR (a)	4,242
119	Uralkali GDR (a)	2,118
610	VTB Bank OJSC GDR (a)	2,930
		58,761
	Singapore—1.0%
3,000	CapitaLand Ltd. (a)	7,667
3,000	CapitaMall Trust (a)	3,920
6,000	Golden Agri-Resources Ltd. (a)	2,254
5,000	Singapore Post Ltd. (a)	4,043
5,000	Singapore Press Holdings Ltd. (a)	13,490
3,000	Singapore Telecommunications Ltd. (a)	6,501
3,000	Wilmar International Ltd. (a)	12,303
		50,178
	South Africa—2.3%
196	ABSA Group Ltd. (a)	3,091
625	African Bank Investments Ltd. (a)	2,456
47	Anglo Platinum Ltd.* (a)	4,439
163	AngloGold Ashanti Ltd. (a)	7,043
381	Barloworld Ltd. (a)	2,012
253	Bidvest Group Ltd. (a) *	4,009
2,277	FirstRand Ltd. (a)	5,336

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

312	Foschini Ltd. (a)	$2,630
342	Gold Fields Ltd. (a)	4,592
256	Harmony Gold Mining Co. Ltd. (a)	2,731
277	Impala Platinum Holdings Ltd. (a)	6,455
202	Imperial Holdings Ltd. (a)	2,249
321	Investec Ltd. (a)	2,241
789	MTN Group Ltd. (a)	10,352
366	Murray & Roberts Holdings Ltd. (a)	1,844
184	Naspers Ltd., Class N (a)	6,204
1,569	Netcare Ltd.* (a)	2,633
684	Pretoria Portland Cement Co. Ltd. (a)	2,830
381	Remgro Ltd. (a)	4,693
863	RMB Holdings Ltd. (a)	3,496
1,274	Sanlam Ltd. (a)	3,782
458	Sappi Ltd. * (a)	1,777
277	Sasol Ltd. (a)	9,852
321	Shoprite Holdings Ltd. (a)	3,455
691	Standard Bank Group Ltd. (a)	9,174
1,089	Steinhoff International Holdings Ltd. * (a)	2,517
140	Tiger Brands Ltd. * (a)	3,100
414	Truworths International Ltd. (a)	2,885
		117,878
	South Korea—0.7%
300	KB Financial Group, Inc. ADR	11,367
300	Korea Electric Power Corp. ADR *	3,864
300	KT Corp. ADR	5,751
300	LG Display Co. Ltd. ADR	4,830
600	SK Telecom Co. Ltd. ADR *	8,838
		34,650
	Spain—2.9%
241	Abertis Infraestructuras SA (a)	3,470
199	Acerinox SA * (a)	3,097
154	ACS Actividades de Construccion y Servicios SA (a)	5,669
1,596	Banco Bilbao Vizcaya Argentaria SA (a)	16,471
921	Banco de Sabadell SA (a)	4,178
580	Banco Popular Espanol SA (a)	2,945
3,126	Banco Santander SA (a)	32,835
964	Criteria Caixacorp SA (a)	3,949
381	Ferrovial SA (a)	2,468
211	Gamesa Corp. Tecnologica SA (a)	1,815
262	Gas Natural SDG SA (a)	3,793
253	Grifols SA (a)	2,590
2,361	Iberdrola SA (a)	13,296
116	Inditex SA (a)	6,626
226	Indra Sistemas SA (a)	3,619
542	Repsol YPF SA (a)	10,956
1,786	Telefonica SA (a)	33,141
		150,918

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Sweden—2.3%
211	Assa Abloy AB, Class B (a)	$4,226
455	Atlas Copco AB, Class A (a)	6,666
154	Electrolux AB, Class B (a)	3,528
238	Hennes & Mauritz AB, Class B (a)	6,554
342	Industrivarden AB, Class A (a)	3,816
259	Investor AB, Class B (a)	4,198
1,655	Nordea Bank AB (a)	13,674
565	Sandvik AB (a)	6,905
232	Scania AB, Class B (a)	3,548
938	Skandinaviska Enskilda Banken AB, Class A (a)	4,980
235	Skanska AB, Class B (a)	3,407
256	SKF AB, Class B (a)	4,604
163	SSAB AB, Class A (a)	2,193
315	Svenska Cellulosa AB, Class B (a)	3,712
262	Svenska Handelsbanken AB, Class A (a)	6,422
339	Swedbank AB, Class A * (a)	3,117
184	Swedish Match AB (a)	4,029
199	Tele2 AB, Class B (a)	2,979
1,265	Telefonaktiebolaget LM Ericsson, Class B (a)	14,059
830	TeliaSonera AB (a)	5,344
958	Volvo AB, Class B * (a)	10,615
		118,576
	Switzerland—5.8%
994	ABB Ltd. * (a)	17,298
92	Actelion Ltd. * (a)	3,443
83	Adecco SA (a)	3,958
232	Cie Financiere Richemont SA (a)	8,096
491	Credit Suisse Group AG (a)	18,452
208	GAM Holding Ltd. * (a)	2,247
23	Geberit AG (a)	3,577
3	Givaudan SA (a)	2,547
110	Holcim Ltd. (a)	7,360
119	Julius Baer Group Ltd. (a)	3,391
32	Lonza Group AG (a)	2,130
1,429	Nestle SA (a)	68,874
848	Novartis AG (a)	41,078
38	Pargesa Holding SA (a)	2,491
268	Roche Holding AG (a)	36,871
3	SGS SA (a)	4,047
26	Sonova Holding AG (a)	3,189
408	STMicroelectronics NV (a)	3,246
20	Swatch Group AG (a)	5,638
154	Swiss Reinsurance Co. Ltd. (a)	6,325
41	Syngenta AG (a)	9,467
1,533	UBS AG * (a)	20,299
863	Xstrata PLC (a)	11,316
59	Zurich Financial Services AG (a)	12,998
		298,338
	Taiwan—0.2%
600	Advanced Semiconductor Engineering, Inc. ADR	2,346

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

300	AU Optronics Corp. ADR *	$2,664
300	Siliconware Precision Industries Co. ADR	1,605
600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,856
		12,471
	Thailand—0.4%
4,400	Bank of Ayudhya PCL (a)	2,632
6,800	Charoen Pokphand Foods PCL (a)	4,233
3,200	PTT Aromatics & Refining PCL (a)	2,467
600	PTT Exploration & Production PCL (a)	2,630
600	PTT PCL (a)	4,511
1,200	Siam Commercial Bank PCL (a)	2,985
2,300	Thai Oil PCL (a)	3,105
		22,563
	Turkey—0.4%
737	Akbank TAS (a)	3,530
268	Anadolu Efes Biracilik Ve Malt Sanayii AS (a)	3,128
628	Haci Omer Sabanci Holding AS (a)	2,521
1,018	KOC Holding AS (a)	3,444
833	Turkiye Garanti Bankasi AS (a)	3,467
1,045	Turkiye Is Bankasi (a)	3,234
		19,324
	United Kingdom—12.6%
637	3i Group PLC (a)	2,516
506	Anglo American PLC * (a)	17,655
589	AstraZeneca PLC (a)	27,806
128	Autonomy Corp. PLC * (a)	3,494
1,191	Aviva PLC (a)	5,542
1,488	BAE Systems PLC (a)	6,935
4,480	Barclays PLC (a)	17,906
1,366	BG Group PLC (a)	20,343
833	BHP Billiton PLC (a)	21,627
7,145	BP PLC (a)	34,250
774	British American Tobacco PLC (a)	24,596
450	British Land Co. PLC (a)	2,911
595	British Sky Broadcasting Group PLC (a)	6,221
3,275	BT Group PLC (a)	6,330
223	Burberry Group PLC (a)	2,522
595	Cable & Wireless Communications PLC	514
568	Cairn Energy PLC * (a)	3,494
357	Capita Group PLC (a)	3,938
297	Capital & Counties Properties PLC *	482
297	Capital Shopping Centres Group PLC (a)	1,374
89	Carnival PLC (a)	2,887
2,161	Centrica PLC (a)	9,549
818	Compass Group PLC (a)	6,231
952	Diageo PLC (a)	14,974
104	EnQuest PLC *	155
190	Eurasian Natural Resources Corp. PLC (a)	2,421
744	G4S PLC (a)	2,954
See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

2,084	GlaxoSmithKline PLC (a)	$35,435
417	Hammerson PLC (a)	2,129
631	Home Retail Group PLC (a)	2,006
6,699	HSBC Holdings PLC (a)	61,282
455	ICAP PLC (a)	2,731
357	Imperial Tobacco Group PLC (a)	9,988
830	International Power PLC (a)	3,713
506	Invensys PLC (a)	1,814
2,411	ITV PLC * (a)	1,804
929	J. Sainsbury PLC (a)	4,438
89	Johnson Matthey PLC (a)	1,980
116	Kazakhmys PLC (a)	1,705
1,148	Kingfisher PLC (a)	3,601
297	Land Securities Group PLC (a)	2,461
2,849	Legal & General Group PLC (a)	3,325
16,849	Lloyds Banking Group PLC * (a)	13,320
89	Lonmin PLC * (a)	1,861
976	Man Group PLC (a)	3,240
818	Marks & Spencer Group PLC (a)	4,035
1,116	National Grid PLC (a)	8,159
83	Next PLC (a)	2,478
2,539	Old Mutual PLC (a)	3,893
390	Pearson PLC (a)	5,136
154	Petrofac Ltd. (a)	2,713
1,063	Prudential PLC (a)	8,029
268	Reckitt Benckiser Group PLC (a)	12,483
595	Reed Elsevier PLC (a)	4,418
565	Rio Tinto PLC (a)	24,845
810	Rolls-Royce Group PLC * (a)	6,770
72,900	Rolls-Royce Group PLC, Class C *	109
7,494	Royal Bank of Scotland Group PLC * (a)	4,570
1,488	RSA Insurance Group PLC (a)	2,643
428	SABMiller PLC (a)	12,018
1,030	Sage Group PLC (a)	3,549
80	Schroders PLC (a)	1,442
434	Scottish & Southern Energy PLC (a)	7,238
464	Smith & Nephew PLC (a)	4,390
244	Smiths Group PLC (a)	3,890
744	Standard Chartered PLC (a)	18,141
1,167	Standard Life PLC (a)	3,020
393	Tate & Lyle PLC (a)	2,629
3,206	Tesco PLC (a)	18,111
336	Tullow Oil PLC (a)	5,005
519	Unilever PLC (a)	13,892
452	United Utilities Group PLC (a)	3,542
74	Vedanta Resources PLC (a)	2,328
20,841	Vodafone Group PLC (a)	43,001
1,238	WM Morrison Supermarkets PLC (a)	4,899
143	Wolseley PLC * (a)	2,842
		646,678
	United States—0.3%
300	Brookfield Properties Corp.	4,221
300	Thomson Reuters Corp.	10,756
		14,977

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Total Common Stocks
	(Cost $5,522,953)	$4,615,118

	Exchange Traded Funds—8.2%
	Brazil—1.8%
1,500	iShares MSCI Brazil Index Fund	92,940

	India—2.2%
5,000	PowerShares India Portfolio	111,950

	South Korea—2.2%
2,500	iShares MSCI South Korea Index Fund	111,775

	Taiwan—2.0%
9,200	iShares MSCI Taiwan Index Fund	103,040

	Total Exchange Traded Funds
	(Cost $470,612)	419,705

	Money Market Mutual Fund—2.6%
	United States—2.6%
132,308	Dreyfus Cash Management – Institutional Shares
	(Cost $132,308)	132,308

	Preferred Stocks—0.3%
	Germany—0.3%
56	Fresenius SE (a)	3,705
125	Henkel AG & Co. KGaA (a)	6,114
50	Porsche Automobil Holding SE (a)	2,141
56	Volkswagen AG (a)	4,922

	Total Preferred Stocks
	(Cost $19,663)	16,882

	Rights—0.0%**
	China—0.0%**
450	Bank of Communications Co. Ltd. *
	expires 07/07/10 at HKD 3.03
		180
	Norway—0.0%**
182	Norsk Hydro ASA *
	expires 07/07/10 at NOK 4.21
		94
	Total Rights
	(Cost $0)	274

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

NUMBER
OF SHARES		VALUE

	Total Investments
	(Cost $6,145,536) (b) —101.3%	$5,184,287
	Liabilities in excess of other assets—(1.3%)	(68,109)

	Net Assets—100.0%	$5,116,178

ADR	American Depository Receipt.
GDR	Global Depository Receipt.
*	Non-Income producing security.
**	Less than 0.05%.

(a)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2010, the value of these securities amounted to $3,986,039 or 77.91% of net assets.
(b)	At June 30, 2010, the aggregate cost of investments for Federal income tax purposes was substantially the same as for book purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation

$23,294	$(984,543)	$(961,249)

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$645,961	$3,956,762	$12,395	$4,615,118
Exchange Traded Funds	419,705	-	-	419,705
Money Market Mutual Fund	132,308	-	-	132,308
Preferred Stocks	-	16,882	-	16,882
Rights	274	-	-	274
Total Investments	$1,198,248	$3,973,644	$12,395	$5,184,287

The security in the table above was considered Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at June 30, 2010. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news.
There were no changes in the valuation techniques used during the reporting period.

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.
The Fund did not have any transfers in and transfers out of Level 2 fair value hierarchy during the reporting period.

See Notes to Quarterly Schedule of Investments

GLOBALSHARES FTSE ALL-WORLD EX US FUND
Schedule of Investments

June 30, 2010 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Common Stock
Balance as of April 1, 2010*	$-
Accrued Accretion / (Amortization)	-
Change in Unrealized Appreciation / (Depreciation)**	(917)
Net Purchases / (Sales)	13,312
Realized Gain / (Loss)	-
Transfers In / (Out)	-
Balance as of June 30, 2010	$12,395

* Commencement of investment operations.
**Of which $(917) was included in net assets relating to securities held at the reporting period end.

		% OF TOTAL
	VALUE	NET ASSETS
Financials	$1,147,304	22.4%
Industrials	510,382	10.0
Materials	489,700	9.5
Energy	469,252	9.2
Consumer Staples	450,078	8.8
Exchange Traded Funds	419,705	8.2
Consumer Discretionary	408,833	8.0
Health Care	314,773	6.1
Information Technology	302,233	5.9
Telecommunication Services	295,075	5.8
Utilities	244,644	4.8
Money Market Mutual Fund	132,308	2.6
Total value of investments	5,184,287	101.3
Liabilities in excess of other assets	(68,109)	(1.3)
Total	$5,116,178	100.0%

See Notes to Quarterly Schedule of Investments

Old Mutual Global Shares Trust
Notes to Quarterly Schedule of Investments
June 30, 2010 (unaudited)

1. Organization

Old Mutual Global Shares Trust (the “Trust”) is a Delaware statutory trust organized on December 5, 2008.  The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”).  Five separate exchange-traded index funds currently comprise the Trust, (collectively, the “Funds” and each individually a “Fund”).  The Trust had no operations prior to December 1, 2009 other than matters relating to its organization and registration as a diversified, open-end management investment company under the Act, and the sale and issuance to Old Mutual Global Index Trackers (Pty) Limited (the “Adviser”) of 4,000 shares of beneficial interest (“Shares”) of the GlobalShares FTSE Emerging Markets Fund at an aggregate price of $100,000 on November 2, 2009.  The Funds commenced investment operations as follows:

GlobalShares FTSE Emerging Markets Fund – December 1, 2009
GlobalShares FTSE Developed Countries ex US Fund - February 9, 2010
GlobalShares FTSE All-World Fund – April 1, 2010
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund – April 1, 2010
GlobalShares FTSE All-World ex US Fund – April 1, 2010

The investment objective of the Funds is to seek investment results that correspond (before fees and expenses), generally to the performance of each Fund’s corresponding underlying index (“Underlying Index”) as follows:

GlobalShares FTSE Emerging Markets Fund – FTSE Emerging Markets Fund
GlobalShares FTSE Developed Countries ex US Fund – FTSE Developed ex US Index
GlobalShares FTSE All-World Fund – FTSE All-World Index
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund – FTSE All-Cap Asia Pacific ex Japan Index
GlobalShares FTSE All-World ex US Fund – FTSE All-World ex US Index

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal period. Actual amounts could differ from these estimates.

Investment Valuation

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued using a market approach at the last reported sale price as of the close of regular trading on the primary exchange or market (foreign or domestic) on which they are traded, or if it is not possible to determine the last reported sale price on the relevant exchange or market on the valuation date, the value of the security shall be taken to be the most recent mean between the bid and asked prices on such exchange or market on the valuation date. Absent both bid and asked prices on such exchange, the bid price may be used.  For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available, the security will be valued in accordance with fair value methods approved by the Board of Trustees (the “Board”).

Open-end investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies which are priced as equity securities.

If market quotations, official closing prices, or information furnished by a pricing service are not readily available or do not accurately reflect fair value for a security, or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security will be valued by another method that the Board believes accurately reflects fair value in accordance with the Board’s fair valuation pricing policies.

The valuation procedures include a procedure whereby “fair valuation” of certain foreign securities prices may be provided by an independent pricing service approved by the Board. The Funds use fair value pricing to seek to ensure that the Funds’ NAV reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value.

The Funds utilize various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below. Each Fund’s hierarchy can be found on its corresponding Schedule of Investments.

Level 1 —	quoted prices in active markets for identical investments
Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January 2010, Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update No. 2010-06, “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 requires new disclosure regarding transfers in and out of Levels 1 and 2 effective for interim and annual periods beginning after December 15, 2009.  For the period ended June 30, 2010, there were no material transfers between Levels 1 and 2.  ASU 2010-06 will also require additional details regarding Level 3 transaction activity effective for interim and annual periods beginning after December 15, 2010. Management is currently evaluating the effect that this additional requirement will have on the Funds’ financial statements.

NAV per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Funds’ NAVs are calculated at the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

American Depositary Receipts (“ADRs”)

The Funds may invest in ADRs. For many foreign securities, US Dollar-denominated ADRs, which are traded in the United States on exchanges or OTC, are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid currency risks during the settlement period for either purchases or sales.

Real Estate Investment Trusts (“REITs”)

The Funds may invest in the securities of REITs, which pool investors’ funds for investments primarily in commercial real estate properties, to the extent allowed by law.  Investments in REITs may be the most practical available means for the Funds to invest in the real estate industry.  As a shareholder in a REIT, a Fund would bear its ratable share of the REIT’s expenses, including its advisory and administration fees.  At the same time, a Fund would continue to pay its own investment advisory fees and other expenses, as a result of which the Funds and their shareholders in effect will be absorbing duplicate levels of fees with respect to investments in REITs.

Foreign Currency

The books and records of the Funds are maintained in US Dollars. The valuation of investment securities and other assets and liabilities denominated in a foreign currency are translated into US Dollars at the prevailing exchange rates each business day. Purchases and sales of investment securities, income and expenses are translated into US Dollars at the prevailing exchange rates on the respective dates of the transactions.

Forward Foreign Currency Contracts

The Funds may enter into forward foreign currency contracts as hedges against specific transactions, Funds positions or anticipated Funds positions. The aggregate principal amounts of the contracts are not recorded, as the Funds do not intend to hold the contracts to maturity. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward foreign currency contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal tax purposes. As of June 30, 2010, there were no forward foreign currency contracts outstanding.

3. Risks

Below are some of the principal risks of investing in the Funds. Please refer to the Funds’ Prospectus and Statement of Additional Information for a full discussion.

Foreign and Emerging Market Holdings - Investing in the securities of foreign issuers, particularly those in emerging market countries, involves special risks and considerations not typically associated with investing in US companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect US investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than US companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund’s shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the US Dollar.

Each Fund may hold depositary receipts, which may be traded in the US but bear the risks of non-US securities. Some depositary receipts may become illiquid and bear extra costs.

Investments in certain jurisdictions require approval of the Funds by local regulators which could be delayed. Certain foreign sub-custodians may pose credit risk and settlement failures are more common.

Emerging markets are subject to greater political and economic instability and uncertainty regarding the existence of trading markets, and more governmental limitations on foreign investment than more developed markets. There may be less information publicly available with regard to emerging market issuers. There may be no single centralized securities exchange on which securities are traded in emerging market countries and the systems of corporate governance to which companies in emerging markets are subject may be less advanced than that to which US issuers are subject, and therefore, shareholders in such companies may not receive many of the protections available to shareholders of US issuers. Securities law in many emerging market countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at Federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.

Small- and Medium-Capitalization Company – Investing in securities of small- and medium-capitalization companies involves greater risk than is customarily associated with investing in larger, more established companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small- and medium-capitalization companies and the industries in which they are focused are still evolving and, while this may offer better growth potential than larger, more established companies, it also may make them more sensitive to changing market conditions.

Non-Correlation - The Funds’ returns may not match the return of their Underlying Index for a number of reasons. For example, the Funds incur operating expenses not applicable to the Underlying Index, and incur costs in buying and selling securities, especially when rebalancing the Funds’ securities holdings to reflect changes in the composition of the Underlying Index.

Due to legal and regulatory rules and limitations imposed by certain countries and stock exchanges on which securities in the Underlying Index trade, including foreign ownership limitations and margin requirements, the Funds may not be able to invest in all securities included in the Underlying Index or may be delayed in purchasing or selling securities included in the Underlying Index. The Funds may exclude certain securities included in the Underlying Index that are traded in certain countries due to issues such as foreign investment and/or trading restrictions, cost or liquidity constraints. Liquidity constraints may delay the Funds’ purchase or sale of securities included in the Underlying Index. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing it to deviate from their Underlying Index.

The Funds may not be fully invested at times, either as a result of cash flows into the Funds or reserves of cash held by the Funds to meet redemptions and expenses. Because the Funds utilize a sampling approach or if the Funds utilize futures or other derivative positions, their returns may not correlate as well with the return of their Underlying Index as would be the case if it purchased all of the securities in the Underlying Index with the same weightings as the Underlying Index.

4. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications.  The Trust’s maximum exposure under these arrangements cannot be known; however, the Funds expect any risk of loss to be remote and maintains insurance for certain events.

5. Subsequent Events

The Funds paid the following per share income distribution on July 12, 2010:

GlobalShares FTSE Emerging Markets Fund – $0.15964
GlobalShares FTSE Developed Countries ex US Fund - $0.30426
GlobalShares FTSE All-World Fund – $0.13499
GlobalShares FTSE All-Cap Asia Pacific ex Japan Fund – $0.11182
GlobalShares FTSE All-World ex US Fund – $0.15904

In accordance with the provisions set forth in FASB Accounting Standards Codification (“ASC”) 855-10, Subsequent Events, Management has evaluated events and transactions for potential recognition or disclosure through the date this report was issued. Management has determined that, except as set forth above, there are no material events that would require adjustment or disclosure through this date.

Item 2.	Controls and Procedures.

(a)
The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Old Mutual Global Shares Trust

By:	/s/ Eric G. Woodbury
Eric G. Woodbury
Chief Executive Officer

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Eric G. Woodbury
Eric G. Woodbury
Chief Executive Officer

DateDate:	August 26, 2010

By:	/s/ Trudance L.C. Bakke
Trudance L.C. Bakke
Chief Financial Officer

DateDate:	August 26, 2010